Parametric

Tax-Managed Emerging Markets Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Argentina — 0.5%
Adecoagro SA(1)	46,400	$270,512
Arcos Dorados Holdings, Inc., Class A	50,400	338,688
Banco BBVA Argentina SA ADR	17,300	74,909
Banco Macro SA, Class B	130,676	344,943
BBVA Banco Frances SA(1)	76,594	113,881
Cresud SA ADR(1)	19,400	114,654
Grupo Financiero Galicia SA, Class B ADR	34,600	449,800
IRSA Inversiones y Representaciones SA	119,544	64,632
IRSA Propiedades Comerciales SA	1,325	4,003
Ledesma SAAI(1)	259,501	46,423
MercadoLibre, Inc.(1)	10,600	5,843,038
Molinos Agro SA	18,283	95,650
Molinos Rio de la Plata SA, Class B(1)	75,026	51,897
Pampa Energia SA ADR(1)(2)	71,060	1,233,602
Telecom Argentina SA ADR	47,300	473,000
Ternium Argentina SA	2,005,200	503,800
Transportadora de Gas del Sur SA	252,923	432,355
YPF SA ADR	101,600	939,800

		$11,395,587

Bahrain — 0.7%
Ahli United Bank BSC	10,101,190	$8,886,790
Al Salam Bank-Bahrain BSC	12,219,216	2,910,194
GFH Financial Group BSC	8,109,457	1,943,947
Ithmaar Holding BSC(1)(3)	21,954,746	1,341,959

		$15,082,890

Bangladesh — 0.7%
ACI, Ltd.	129,325	$391,963
Aftab Automobiles, Ltd.	378,354	134,394
Al-Arafah Islami Bank, Ltd.	1,502,654	337,968
Bangladesh Export Import Co., Ltd.	3,361,221	728,577
Bangladesh Submarine Cable Co., Ltd.	178,728	256,841
Beximco Pharmaceuticals, Ltd.	71,885	71,867
BRAC Bank, Ltd.(1)	549,580	399,262
British American Tobacco Bangladesh Co., Ltd.	86,051	1,169,882
BSRM Steels, Ltd.	1,375,000	819,980
City Bank, Ltd. (The)	980,486	283,373
Grameenphone, Ltd.	362,054	1,511,730
Heidelberger Cement Bangladesh, Ltd.	103,700	242,359
Islami Bank Bangladesh, Ltd.	1,587,087	404,236
Jamuna Oil Co., Ltd.	171,088	308,261
Khulna Power Co., Ltd.	1,070,095	618,456
LafargeHolcim Bangladesh, Ltd.	396,773	167,783
LankaBangla Finance, Ltd.	1,102,357	218,351
Malek Spinning Mills, Ltd.	475,646	67,438

Security	Shares	Value
Meghna Petroleum, Ltd.	210,100	$459,012
National Bank, Ltd.(1)	4,020,193	370,946
Olympic Industries, Ltd.	311,098	753,556
Padma Oil Co., Ltd.	175,100	432,570
Pubali Bank, Ltd.	1,761,286	511,033
Renata, Ltd.	30,361	452,210
Singer Bangladesh, Ltd.(1)	215,270	536,604
Social Islami Bank, Ltd.(1)	1,204,589	186,422
Southeast Bank, Ltd.(1)	2,415,517	380,715
Square Pharmaceuticals, Ltd.	552,572	1,545,985
Summit Power, Ltd.	597,049	296,875
Titas Gas Transmission & Distribution Co., Ltd.	884,903	383,011
Unique Hotel & Resorts, Ltd.	1,004,743	558,558
United Airways Bangladesh, Ltd.(1)	7,278,815	146,307
United Commercial Bank, Ltd.(1)	1,397,798	237,066

		$15,383,591

Belgium — 0.2%
Titan Cement International SA(1)	193,774	$4,033,997

		$4,033,997

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$639,160
Botswana Insurance Holdings, Ltd.	825,133	1,306,082
First National Bank of Botswana, Ltd.	7,511,600	1,875,133
Letshego Holdings, Ltd.	16,310,999	1,253,601
Sechaba Breweries Holdings, Ltd.	1,086,400	2,020,399
Sefalana Holding Co.	991,000	801,954
Standard Chartered Bank Botswana, Ltd.	850,790	128,513

		$8,024,842

Brazil — 6.0%
Aliansce Sonae Shopping Centers SA(1)	76,496	$727,045
AMBEV SA	1,074,525	4,978,304
Atacadao SA	144,200	730,553
B2W Cia Digital(1)	113,015	1,315,124
B3 SA - Brasil Bolsa Balcao	228,985	2,404,509
Banco Bradesco SA, PFC Shares	457,985	3,738,878
Banco do Brasil SA	56,600	619,679
BR Malls Participacoes SA	997,700	3,460,176
Braskem SA, PFC Shares	82,200	643,364
BRF SA(1)	48,966	450,186
CCR SA	160,000	664,268
Centrais Eletricas Brasileiras SA, PFC Shares	226,766	2,293,339
Cia Brasileira de Distribuicao, PFC Shares	52,556	1,009,391
Cia de Saneamento Basico do Estado de Sao Paulo ADR	197,298	2,343,900
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	158,652	943,141
Cia Hering	88,700	741,204
Cia Siderurgica Nacional SA	84,900	270,335
Cia Siderurgica Nacional SA ADR(2)	62,200	196,552
Cielo SA	545,438	1,050,194
Cosan SA	98,700	1,263,755
CVC Brasil Operadora e Agencia de Viagens SA	91,021	1,223,486
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	1,106,857
Duratex SA	271,983	828,069
EDP-Energias do Brasil SA	331,900	1,565,660

Security	Shares	Value
Embraer SA	268,332	$1,156,651
Embraer SA ADR	3,652	62,997
Engie Brasil Energia SA	120,125	1,283,372
Equatorial Energia SA	106,300	2,565,814
Ez Tec Empreendimentos e Participacoes SA	64,358	560,718
Fleury SA	191,500	1,217,687
Gerdau SA, PFC Shares	227,900	721,829
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	242,400	1,884,384
Hypera SA	541,800	4,372,268
Iguatemi Empresa de Shopping Centers SA	88,100	1,007,808
Instituto Hermes Pardini SA	81,900	471,103
Itau Unibanco Holding SA, PFC Shares	444,493	3,747,479
Itausa-Investimentos Itau SA, PFC Shares	731,454	2,320,260
JBS SA	225,002	1,775,669
Klabin SA, PFC Shares	981,500	692,137
Linx SA	60,800	473,236
Localiza Rent a Car SA	295,728	3,235,609
Lojas Americanas SA, PFC Shares	314,190	1,509,340
Lojas Renner SA	210,050	2,551,468
M Dias Branco SA	60,700	511,318
Magazine Luiza SA	257,168	2,292,567
Marcopolo SA, PFC Shares	696,300	544,646
MRV Engenharia e Participacoes SA	214,800	911,942
Multiplan Empreendimentos Imobiliarios SA	498,700	3,462,736
Natura Cosmeticos SA	126,300	1,029,259
Odontoprev SA	779,700	3,032,516
Oi SA ADR(1)	315,800	122,057
Pagseguro Digital, Ltd., Class A(1)(2)	212,800	9,854,768
Petroleo Brasileiro SA, PFC Shares	1,616,044	10,715,415
Raia Drogasil SA	63,500	1,464,262
Rumo SA(1)	387,599	2,285,509
Sao Martinho SA	133,410	608,460
Suzano SA	143,641	1,163,316
Suzano SA ADR(1)(2)	25,324	204,365
Telefonica Brasil SA, PFC Shares	74,605	986,486
TIM Participacoes SA	1,575,044	4,514,801
Totvs SA	91,400	1,270,156
Transmissora Alianca de Energia Electrica SA	289,393	2,005,925
Ultrapar Participacoes SA	207,296	922,491
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	226,900	426,501
Vale SA	628,718	7,225,426
Weg SA	517,114	3,015,601
YDUQS Part(1)	117,129	1,017,103

		$125,765,424

Bulgaria — 0.1%
Albena AD	3,379	$80,591
Bulgartabak Holding(1)	3,450	12,988
CB First Investment Bank AD(1)	54,000	94,388
Chimimport AD	825,588	784,141
Industrial Holding Bulgaria PLC(1)	576,865	334,538
Petrol AD(1)	19,052	7,405
Sopharma AD(1)	303,500	570,016

		$1,884,067

Security	Shares	Value
Chile — 2.9%
AES Gener SA	1,713,702	$372,518
Aguas Andinas SA, Series A	2,298,691	1,257,242
Almendral SA(1)	5,119,951	319,492
AntarChile SA	17,009	177,263
Banco de Chile	30,328,153	4,246,732
Banco de Chile ADR(2)	12,399	348,412
Banco de Credito e Inversiones SA	32,457	2,044,148
Banco Santander Chile ADR	100,849	2,823,772
Besalco SA	596,000	466,730
Cap SA	86,946	757,193
Cencosud SA	1,747,858	2,876,541
Cia Cervecerias Unidas SA ADR	100,500	2,230,095
Cia Sud Americana de Vapores SA(1)	7,802,824	270,956
Colbun SA	5,553,984	1,001,720
Embotelladora Andina SA, Series A ADR	6,700	115,910
Embotelladora Andina SA, Series A, PFC Shares	149,933	431,817
Embotelladora Andina SA, Series B ADR	49,672	995,427
Empresa Nacional de Telecomunicaciones SA(1)	281,023	2,464,053
Empresas CMPC SA	1,151,549	2,678,498
Empresas COPEC SA	673,467	6,349,977
Enel Americas SA	7,896,770	1,445,819
Enel Americas SA ADR	140,171	1,276,958
Enel Chile SA	4,683,503	404,857
Enel Chile SA ADR	257,006	1,081,995
Engie Energia Chile SA	253,400	448,311
Inversiones Aguas Metropolitanas SA	613,640	858,414
Itau CorpBanca	145,664,426	1,102,946
Latam Airlines Group SA	169,643	1,875,228
Latam Airlines Group SA ADR(2)	248,748	2,761,103
Parque Arauco SA	818,312	2,334,347
Ripley Corp. SA	1,334,100	952,340
S.A.C.I. Falabella	1,032,879	5,772,450
Salfacorp SA	1,001,683	980,870
Sigdo Koppers SA	578,762	901,699
Sociedad Matriz SAAM SA	6,677,681	581,544
Sociedad Quimica y Minera de Chile SA ADR(2)	90,000	2,501,100
Sonda SA	1,330,624	1,624,159
Vina Concha y Toro SA	680,393	1,352,108

		$60,484,744

China — 12.0%
3SBio, Inc.(1)(5)	527,000	$871,505
AECC Aviation Power Co., Ltd.	66,500	203,995
Agile Group Holdings, Ltd.	486,000	590,371
Agricultural Bank of China, Ltd., Class H	1,705,000	667,671
Air China, Ltd., Class H	982,000	861,890
Aisino Corp.	73,800	216,886
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,177,370
Aluminum Corp. of China, Ltd., Class H(1)	5,450,000	1,717,302
Angang Steel Co., Ltd., Class H(2)	1,492,400	544,756
Anhui Conch Cement Co., Ltd., Class H	1,034,500	6,139,071
ANTA Sports Products, Ltd.	393,093	3,249,379
AVIC Aircraft Co., Ltd., Class A	162,200	353,794
Baidu, Inc. ADR(1)	13,700	1,407,812

Security	Shares	Value
Bank of Beijing Co., Ltd.	395,520	$297,255
Bank of China, Ltd., Class H	4,501,000	1,765,162
Bank of Communications, Ltd., Class H	2,201,300	1,436,924
Bank of Nanjing Co., Ltd.	294,427	354,652
Bank of Ningbo Co., Ltd., Class A	87,300	308,732
BBMG Corp., Class H	3,378,000	969,181
BeiGene, Ltd. ADR(1)	24,425	2,991,085
Beijing Capital International Airport Co., Ltd., Class H	596,000	508,570
Beijing Enterprises Holdings, Ltd.	223,500	1,028,384
Beijing Enterprises Water Group, Ltd.	3,052,000	1,561,623
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	243,308
Beijing Originwater Technology Co., Ltd., Class A	171,376	161,097
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	52,980
Beijing Tongrentang Co., Ltd.	47,000	177,100
Beijing Water Business Doctor Co., Ltd., Class A	73,000	61,506
Beijing Xinwei Technology Group Co., Ltd.(1)	93,610	19,408
BOE Technology Group Co., Ltd., Class A	911,100	479,728
BYD Co., Ltd., Class H(2)	278,000	1,381,597
Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	79,287
CGN Power Co., Ltd., Class H(5)	4,236,000	1,070,899
Changchun High & New Technology Industry Group, Inc., Class A	5,800	320,342
Changjiang Securities Co., Ltd., Class A	141,300	138,816
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	159,949
China Agri-Industries Holdings, Ltd.	2,380,000	773,880
China Bluechemical, Ltd., Class H	1,348,000	325,112
China Cinda Asset Management Co., Ltd., Class H	3,202,000	629,060
China CITIC Bank Corp., Ltd., Class H	1,627,000	867,456
China Coal Energy Co., Ltd., Class H	1,005,000	409,098
China Communications Construction Co., Ltd., Class H	1,677,000	1,311,250
China Communications Services Corp., Ltd., Class H	1,350,000	765,349
China Construction Bank Corp., Class H	3,572,580	2,722,159
China Dongxiang Group Co., Ltd.	3,981,000	426,727
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	695,499
China Everbright Bank Co., Ltd.	341,400	188,520
China Everbright International, Ltd.	875,148	673,158
China Everbright, Ltd.	300,000	351,068
China Evergrande Group(2)	757,000	1,613,002
China Fortune Land Development Co., Ltd.	52,400	198,198
China Gas Holdings, Ltd.	931,400	3,597,998
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,750,000	0
China International Marine Containers Co., Ltd.	496,574	431,831
China International Travel Service Corp., Ltd.	47,276	616,441
China Life Insurance Co., Ltd., Class H	178,000	410,174
China Longyuan Power Group Corp., Ltd., Class H	2,055,000	1,154,662
China Medical System Holdings, Ltd.	702,000	833,807
China Mengniu Dairy Co., Ltd.	1,332,000	4,986,038
China Merchants Bank Co., Ltd., Class H	512,500	2,437,530
China Merchants Port Holdings Co., Ltd.	424,000	637,772
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	1,036,920	704,951
China Mobile, Ltd.	373,120	3,090,833
China Modern Dairy Holdings, Ltd.(1)	2,514,000	365,947
China Molybdenum Co., Ltd., Class H(2)	2,334,000	774,658
China National Building Material Co., Ltd., Class H	1,270,000	1,139,103

Security	Shares	Value
China National Nuclear Power Co., Ltd.	227,000	$168,351
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	281,756
China Oilfield Services, Ltd., Class H	1,832,000	2,190,658
China Overseas Land & Investment, Ltd.	760,360	2,392,242
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,037,674
China Petroleum & Chemical Corp., Class H	9,169,800	5,426,151
China Power International Development, Ltd.	2,268,000	471,806
China Railway Construction Corp., Ltd., Class H	947,500	1,036,562
China Railway Group, Ltd., Class H	2,265,000	1,374,852
China Resources Beer Holdings Co., Ltd.	706,000	3,740,510
China Resources Cement Holdings, Ltd.	870,000	872,596
China Resources Gas Group, Ltd.	448,000	2,216,931
China Resources Land, Ltd.	537,111	2,249,756
China Resources Medical Holdings Co., Ltd.	803,000	484,912
China Resources Pharmaceutical Group, Ltd.(5)	278,000	260,078
China Resources Power Holdings Co., Ltd.	751,000	911,177
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,321,656
China Shipbuilding Industry Co., Ltd.	375,300	289,985
China Southern Airlines Co., Ltd., Class H	846,500	512,039
China State Construction Engineering Corp., Ltd.	331,520	252,415
China Taiping Insurance Holdings Co., Ltd.	277,000	618,239
China Telecom Corp., Ltd., Class H	3,473,392	1,581,641
China Unicom (Hong Kong), Ltd.	1,034,290	1,094,977
China Union Holdings, Ltd., Class A	211,510	122,919
China United Network Communications, Ltd., Class A	742,466	625,879
China Vanke Co., Ltd., Class H	723,217	2,516,993
China Yangtze Power Co., Ltd.	236,900	605,525
CIFI Holdings Group Co., Ltd.	990,000	578,583
CITIC Guoan Information Industry Co., Ltd., Class A(1)	585,250	295,840
CITIC, Ltd.	1,289,000	1,627,114
CNOOC, Ltd.	4,024,500	6,162,030
COSCO SHIPPING Development Co., Ltd., Class H	3,803,000	436,705
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,016,000	450,004
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	972,049
COSCO SHIPPING Ports, Ltd.	528,000	421,653
Country Garden Holdings Co., Ltd.	1,486,000	1,882,113
Country Garden Services Holdings Co., Ltd.	279,425	805,871
CSPC Pharmaceutical Group, Ltd.	2,054,000	4,122,013
Ctrip.com International, Ltd. ADR(1)	72,700	2,129,383
Daqin Railway Co., Ltd.	164,362	174,869
Datang International Power Generation Co., Ltd., Class H	3,276,000	677,149
Dong-E-E-Jiao Co., Ltd., Class A	25,300	108,013
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,660,796
Dr Peng Telecom & Media Group Co., Ltd.(1)	312,978	292,601
East Money Information Co., Ltd., Class A	136,512	282,966
Financial Street Holdings Co., Ltd., Class A	173,966	187,745
Fullshare Holdings, Ltd.(1)	3,655,000	119,021
Ganfeng Lithium Co., Ltd., Class A	103,400	327,737
GD Power Development Co., Ltd.	566,200	189,728
GEM Co., Ltd., Class A	217,400	135,737
Gemdale Corp.	128,201	207,781
GoerTek, Inc., Class A	307,800	759,086
Golden Eagle Retail Group, Ltd.	366,000	397,998
Great Wall Motor Co., Ltd., Class H(2)	2,510,250	1,682,095

Security	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai, Class A	94,600	$760,079
Greentown China Holdings, Ltd.(2)	235,500	190,962
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	222,885
Guangdong Investment, Ltd.	1,387,177	2,714,875
Guanghui Energy Co., Ltd.	682,345	317,320
Guangzhou Automobile Group Co., Ltd., Class H	2,137,199	2,045,353
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	692,620
Guangzhou R&F Properties Co., Ltd., Class H	441,200	667,954
Guosen Securities Co., Ltd., Class A	61,800	106,519
Guoxuan High-Tech Co., Ltd., Class A	63,830	111,955
Haier Smart Home Co., Ltd.	135,829	291,328
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	233,263
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	51,300	232,622
Hengan International Group Co., Ltd.	329,000	2,155,819
Hengtong Optic-electric Co., Ltd.	98,560	215,638
Hesteel Co., Ltd., Class A	284,800	100,585
Huadian Power International Corp., Ltd., Class H	2,642,000	1,004,988
Huadong Medicine Co., Ltd., Class A	53,160	195,318
Hualan Biological Engineering, Inc., Class A	45,900	220,622
Huaneng Power International, Inc., Class H	4,630,000	2,227,802
Huaneng Renewables Corp., Ltd., Class H	2,704,000	919,615
Huayi Brothers Media Corp., Class A(1)	312,765	207,608
Huayu Automotive Systems Co., Ltd.	82,100	270,612
Hubei Energy Group Co., Ltd., Class A	272,100	155,253
Humanwell Healthcare Group Co., Ltd.(1)	69,600	120,133
Hundsun Technologies, Inc.	28,795	298,637
Iflytek Co., Ltd., Class A(1)	37,950	169,493
Industrial & Commercial Bank of China, Ltd., Class H	3,273,000	2,192,697
Industrial Bank Co., Ltd.	179,000	440,209
Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	151,002
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	137,221
JD.com, Inc. ADR(1)	39,400	1,111,474
Jiangsu Expressway Co., Ltd., Class H	796,000	1,010,777
Jiangsu Hengrui Medicine Co., Ltd.	60,259	681,349
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	224,652
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	246,751
Jiangxi Copper Co., Ltd., Class H	1,415,000	1,638,744
Jinke Properties Group Co., Ltd., Class A	244,151	224,498
Jinyu Bio-Technology Co., Ltd.	73,710	195,018
Jizhong Energy Resources Co., Ltd., Class A	283,400	139,030
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.	41,300	245,592
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(3)	56,492	13,928
Kingboard Holdings., Ltd.	169,200	448,264
Kweichow Moutai Co., Ltd.	7,210	1,162,389
KWG Group Holdings, Ltd.	618,500	542,277
Lee & Man Paper Manufacturing, Ltd.	876,000	473,793
Lenovo Group, Ltd.	2,596,000	1,731,858
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	242,979
Leyou Technologies Holdings, Ltd.(1)(2)	1,240,000	400,358
Li Ning Co., Ltd.	1,058,812	3,037,750
Longfor Group Holdings, Ltd.(5)	428,500	1,600,351
LONGi Green Energy Technology Co., Ltd.	123,033	452,120
Lonking Holdings, Ltd.	2,438,000	628,303
Luxshare Precision Industry Co., Ltd., Class A	158,197	593,677

Security	Shares	Value
Luye Pharma Group, Ltd.(2)(5)	1,117,000	$796,818
Luzhou Laojiao Co., Ltd., Class A	31,300	373,983
Maanshan Iron & Steel Co., Ltd., Class H(2)	2,099,000	790,366
Midea Group Co., Ltd., Class A	70,930	508,523
MMG, Ltd.(1)	796,000	187,837
NARI Technology Co., Ltd.	85,600	245,562
NetEase, Inc. ADR	5,200	1,384,136
New Oriental Education & Technology Group, Inc. ADR(1)	27,905	3,090,758
Nine Dragons Paper Holdings, Ltd.	759,000	639,207
Oceanwide Holdings Co., Ltd., Class A	270,200	163,639
Offshore Oil Engineering Co., Ltd.	168,800	127,431
Oriental Energy Co., Ltd., Class A	127,300	140,891
Oriental Pearl Group Co., Ltd., Class A	300,595	385,765
Ourpalm Co., Ltd., Class A(1)	363,500	241,554
Perfect World Co. Ltd, Class A	59,700	232,269
PetroChina Co., Ltd., Class H	2,088,300	1,071,198
PICC Property & Casualty Co., Ltd., Class H	513,000	598,585
Ping An Bank Co., Ltd., Class A	161,100	352,579
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	5,488,245
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	139,499
Poly Developments and Holdings Group Co., Ltd., Class A	292,400	586,820
Poly Property Group Co., Ltd.	1,579,000	550,708
Power Construction Corp. of China, Ltd.	186,917	121,368
Qingling Motors Co., Ltd., Class H	1,448,966	345,869
RiseSun Real Estate Development Co., Ltd., Class A	147,265	171,040
SAIC Motor Corp., Ltd.	135,500	451,768
Sanan Optoelectronics Co., Ltd.	132,000	260,824
SDIC Power Holdings Co., Ltd.	112,800	142,438
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,552,247
Shandong Gold Mining Co., Ltd.	62,032	293,080
Shanghai Electric Group Co., Ltd., Class H	1,644,000	530,522
Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	1,463,179
Shanghai Industrial Holdings, Ltd.	291,000	542,166
Shanghai Industrial Urban Development Group, Ltd.	291,000	36,733
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,369,960
Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	367,608
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	154,473
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	191,333
Shenergy Co., Ltd.	227,799	177,149
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	239,526
Shenzhen Energy Group Co., Ltd., Class A	241,960	196,077
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	206,879
Shenzhen Investment, Ltd.	1,384,000	510,834
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	173,950
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	147,478
Shenzhen Sunway Communication Co., Ltd., Class A(1)	52,400	262,491
Shenzhen World Union Group, Inc., Class A	291,100	154,819
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	124,473
Shimao Property Holdings, Ltd.	214,500	626,441
Shui On Land, Ltd.	1,556,500	309,844
Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	141,475
Sichuan Chuantou Energy Co., Ltd.	152,000	212,562
Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	140,825
SINA Corp.(1)	8,700	340,953

Security	Shares	Value
Sino Biopharmaceutical, Ltd.	3,257,500	$4,135,947
Sino-Ocean Group Holding, Ltd.	1,881,500	639,242
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	502,286
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,064,604
Sinopharm Group Co., Ltd., Class H	756,800	2,365,736
Sun Art Retail Group, Ltd.	1,281,000	1,299,301
Sunac China Holdings, Ltd.	433,000	1,740,523
Suning.com Co., Ltd, Class A	138,200	200,665
Tasly Pharmaceutical Group Co., Ltd.	82,976	181,059
TBEA Co., Ltd.	168,219	153,337
TCL Corp., Class A	372,800	186,051
Tencent Holdings, Ltd.	242,900	10,159,994
Tianqi Lithium Corp., Class A	31,855	121,640
Tingyi (Cayman Islands) Holding Corp.	1,198,000	1,686,565
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	262,006
Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	134,810
TravelSky Technology, Ltd., Class H	984,000	2,043,331
Tsingtao Brewery Co., Ltd., Class H	338,000	2,039,283
Uni-President China Holdings, Ltd.	290,000	312,883
United Laboratories International Holdings, Ltd. (The)	362,000	190,027
Wanhua Chemical Group Co., Ltd.	52,720	326,679
Want Want China Holdings, Ltd.	3,646,000	2,911,455
Weichai Power Co., Ltd., Class H	907,200	1,308,745
Wens Foodstuffs Group Co., Ltd., Class A	75,028	390,984
Western Securities Co., Ltd., Class A	166,539	208,288
WH Group, Ltd.(5)	3,991,500	3,574,620
Wintime Energy Co., Ltd.(1)	659,389	134,732
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	133,400	337,178
Wuliangye Yibin Co., Ltd., Class A	31,400	571,505
Xiaomi Corp., Class B(1)(2)(5)	1,829,000	2,053,134
Xinhu Zhongbao Co., Ltd.	301,800	122,324
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	102,463
Yang Quan Coal Industry Group Co., Ltd.	189,257	136,912
Yango Group Co., Ltd., Class A	259,600	214,883
Yangzijiang Shipbuilding Holdings, Ltd.	919,000	638,985
Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,677,704
Yonghui Superstores Co., Ltd.	140,200	174,718
Youngor Group Co., Ltd.	282,632	253,836
Yuexiu Property Co., Ltd.	3,386,000	734,601
Yunnan Baiyao Group Co., Ltd., Class A	19,521	208,195
Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	137,669
Zhaojin Mining Industry Co., Ltd., Class H	409,500	472,688
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	229,211
Zhejiang Expressway Co., Ltd., Class H	870,000	752,632
Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	70,080	145,343
Zhejiang Longsheng Group Co., Ltd.	66,300	130,645
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	134,827
Zhongjin Gold Corp., Ltd.	120,570	146,167
Zhuzhou CRRC Times Electric Co., Ltd., Class H	165,500	684,955
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,670,209
ZTE Corp., Class H(1)	708,739	1,879,443

		$252,204,324

Security	Shares	Value
Colombia — 1.5%
Almacenes Exito SA	519,955	$2,632,646
Avianca Holdings SA, PFC Shares	554,449	242,173
Banco Davivienda SA, PFC Shares	67,155	820,140
Banco de Bogota SA	15,789	364,780
Bancolombia SA	86,292	979,464
Bancolombia SA ADR, PFC Shares	65,800	3,253,810
Celsia SA ESP	773,260	966,575
Cementos Argos SA	409,358	875,179
Cementos Argos SA, PFC Shares	190,626	339,621
Cemex Latam Holdings SA(1)	206,452	257,175
Corporacion Financiera Colombiana SA(1)	115,019	926,762
Ecopetrol SA	2,919,500	2,474,863
Ecopetrol SA ADR	202,000	3,440,060
Empresa de Telecommunicaciones de Bogota SA(1)	1,017,738	66,972
Grupo Argos SA	396,460	1,943,565
Grupo Argos SA, PFC Shares	140,122	545,993
Grupo Aval Acciones y Valores SA	890,538	328,834
Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	678,969
Grupo de Inversiones Suramericana SA	156,481	1,483,872
Grupo Energia Bogota SA ESP(1)	2,027,382	1,272,940
Grupo Nutresa SA	426,615	3,106,444
Interconexion Electrica SA	672,300	3,523,779

		$30,524,616

Croatia — 0.8%
AD Plastik DD(1)	44,076	$1,121,900
Adris Grupa DD, PFC Shares	34,827	2,535,952
Atlantic Grupa DD(1)	10,483	2,004,555
Atlantska Plovidba DD(1)	8,767	547,855
Ericsson Nikola Tesla DD(1)	5,610	977,528
Hrvatski Telekom DD(1)	179,961	4,420,530
Koncar-Elektroindustrija DD(1)	6,024	580,585
Kras DD(1)	1,486	209,876
Ledo DD(1)(3)	983	0
Podravka Prehrambena Industrija DD(1)	30,940	2,165,944
Privredna Banka Zagreb DD(1)	3,310	377,234
Valamar Riviera DD(1)	226,365	1,245,390
Zagrebacka Banka DD(1)	30,550	267,406

		$16,454,755

Czech Republic — 0.7%
CEZ AS	310,357	$6,855,609
Komercni Banka AS	186,911	6,318,908
New World Resources PLC, Class A(1)(3)	860,500	0
O2 Czech Republic AS	29,400	265,891
Philip Morris CR AS	2,867	1,654,716

		$15,095,124

Security	Shares	Value
Egypt — 0.8%
Alexandria Mineral Oils Co.	699,616	$181,010
Commercial International Bank Egypt SAE	1,129,536	5,412,648
Eastern Co. SAE	1,649,020	1,677,548
Egypt Kuwait Holding Co. SAE	594,062	837,975
Egyptian Financial Group-Hermes Holding Co.	591,772	702,179
Egyptian International Pharmaceuticals EIPICO	106,780	449,121
Egyptian Resorts Co.(1)	2,375,648	417,865
ElSewedy Electric Co.	1,970,057	1,617,680
Ezz Steel Co SAE(1)	455,231	263,245
Juhayna Food Industries	1,017,936	559,832
Maridive & Oil Services SAE(1)	282,662	80,509
Medinet Nasr Housing(1)	2,041,806	571,216
Orascom Investment Holding(1)	8,189,110	288,624
Oriental Weavers	756,427	480,707
Sidi Kerir Petrochemicals Co.	342,234	193,496
Six of October Development & Investment Co.	275,153	262,111
Talaat Moustafa Group	2,277,506	1,441,834
Telecom Egypt	945,777	697,642

		$16,135,242

Estonia — 0.4%
AS Merko Ehitus	75,000	$750,667
AS Tallink Grupp	5,354,470	5,521,511
AS Tallinna Kaubamaja Grupp	202,800	1,795,151
AS Tallinna Vesi	35,235	416,843
Baltika AS(1)	45,200	5,728
Nordecon AS	223,282	242,296

		$8,732,196

Ghana — 0.2%
Aluworks, Ltd.(1)	5,176,100	$95,943
CAL Bank, Ltd.	5,036,062	835,190
Ghana Commercial Bank, Ltd.	1,588,070	1,448,875
Societe Generale Ghana, Ltd.	1,345,362	154,643
Standard Chartered Bank of Ghana, Ltd.	283,150	880,766
Unilever Ghana, Ltd.	249,000	770,769

		$4,186,186

Greece — 1.3%
Aegean Airlines SA	64,124	$565,747
Alpha Bank AE(1)	1,279,175	2,390,544
Athens Water Supply & Sewage Co. SA	167,734	1,457,839
Costamare, Inc.	34,966	212,244
Diana Shipping, Inc.(1)	167,420	565,880
Eurobank Ergasias SA(1)	2,329,429	2,255,472
FF Group(1)(3)	43,721	0
GasLog, Ltd.	61,116	785,341
GEK Terna Holding Real Estate Construction SA(1)	120,661	875,321
Hellenic Exchanges - Athens Stock Exchange SA	114,224	573,340
Hellenic Petroleum SA	83,519	761,140
Hellenic Telecommunications Organization SA	313,055	4,313,062

Security	Shares	Value
Holding Co. ADMIE IPTO SA	594,104	$1,346,208
JUMBO SA	105,427	1,998,988
LAMDA Development SA(1)	39,369	334,762
Motor Oil (Hellas) Corinth Refineries SA	97,821	2,282,833
Mytilineos SA	159,977	1,670,749
National Bank of Greece SA(1)	121,470	370,006
OPAP SA	211,760	2,178,362
Piraeus Bank SA(1)	169,722	569,719
Public Power Corp. SA(1)	90,567	309,953
Star Bulk Carriers Corp.(1)	62,600	630,382
StealthGas, Inc.(1)	81,587	247,209
Terna Energy SA	5,946	48,069
Tsakos Energy Navigation, Ltd.	95,900	282,905
Viohalco SA(1)	184,517	736,307

		$27,762,382

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	795,136	$1,138,609
MOL Hungarian Oil & Gas PLC	498,636	4,690,245
OTP Bank Nyrt.	130,778	5,447,602
Richter Gedeon Nyrt.	243,905	3,946,446

		$15,222,902

India — 6.1%
ABB India, Ltd.	33,400	$716,424
ACC, Ltd.	33,034	751,585
Adani Enterprises, Ltd.	207,300	426,265
Adani Gas, Ltd.	119,200	217,100
Adani Ports and Special Economic Zone, Ltd.	299,117	1,753,373
Adani Power, Ltd.(1)	518,864	470,992
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	405,835
Ambuja Cements, Ltd.	238,323	687,061
Apollo Hospitals Enterprise, Ltd.	61,400	1,211,304
Ashok Leyland, Ltd.	820,626	788,427
Asian Paints, Ltd.	86,989	2,167,107
Aurobindo Pharma, Ltd.	142,400	1,182,879
Axis Bank, Ltd.	123,238	1,192,263
Bajaj Auto, Ltd.	23,052	953,208
Bajaj Holdings & Investment, Ltd.	7,251	366,716
Bharat Forge, Ltd.	139,872	882,165
Bharat Heavy Electricals, Ltd.	555,450	379,689
Bharat Petroleum Corp., Ltd.	141,600	947,947
Bharti Airtel, Ltd.	1,206,837	6,362,304
Bharti Infratel, Ltd.	588,600	2,146,792
Biocon, Ltd.	159,598	505,243
Bosch, Ltd.	3,900	771,215
Cadila Healthcare, Ltd.	153,669	506,624
Century Textiles & Industries, Ltd.	50,000	639,035
CESC, Ltd.	24,742	260,646
Cipla, Ltd.	129,087	774,306
Coal India, Ltd.	203,300	573,958
Colgate-Palmolive (India), Ltd.	18,900	403,555

Security	Shares	Value
Container Corp. of India, Ltd.	152,187	$1,300,362
Cummins India, Ltd.	79,700	641,376
Dabur India, Ltd.	142,300	895,117
Divi’s Laboratories, Ltd.	49,800	1,172,105
DLF, Ltd.	576,442	1,265,327
Dr. Reddy’s Laboratories, Ltd.	24,300	925,245
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	481,203
Eicher Motors, Ltd.	4,779	1,196,282
GAIL (India), Ltd.	1,028,456	1,946,226
GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	313,648
Glenmark Pharmaceuticals, Ltd.	49,900	228,487
Godrej Consumer Products, Ltd.	43,125	418,156
Grasim Industries, Ltd.	39,759	413,806
Great Eastern Shipping Co., Ltd. (The)	36,164	142,591
Havells India, Ltd.	119,300	1,211,416
HCL Technologies, Ltd.	76,191	1,159,870
HDFC Bank, Ltd.	219,662	3,806,789
Hemisphere Properties India, Ltd.(1)	167,800	351,730
Hero MotoCorp, Ltd.	31,338	1,190,652
Hindalco Industries, Ltd.	258,541	698,938
Hindustan Petroleum Corp., Ltd.	84,030	359,684
Hindustan Unilever, Ltd.	247,209	6,927,635
Hindustan Zinc, Ltd.	193,759	582,271
Housing Development & Infrastructure, Ltd.(1)	785,700	44,434
Housing Development Finance Corp., Ltd.	99,057	2,764,904
ICICI Bank, Ltd.	224,611	1,369,088
Indiabulls Real Estate, Ltd.(1)	624,725	405,908
Indian Hotels Co., Ltd. (The)	208,584	470,620
Indian Oil Corp., Ltd.	353,490	737,139
Infosys, Ltd.	491,070	5,549,253
ITC, Ltd.	769,250	2,814,761
Jindal Steel & Power, Ltd.(1)	90,000	131,799
JSW Energy, Ltd.	1,072,483	984,735
JSW Steel, Ltd.	289,100	934,309
Kotak Mahindra Bank, Ltd.	59,899	1,385,673
Larsen & Toubro, Ltd.	95,849	2,001,772
Larsen & Toubro, Ltd. GDR(6)	45,759	952,649
LIC Housing Finance, Ltd.	62,800	333,682
Lupin, Ltd.	97,200	981,777
Mahindra & Mahindra, Ltd.	168,585	1,305,011
Maruti Suzuki India, Ltd.	28,553	2,700,892
Mphasis, Ltd.	34,428	463,880
Nestle India, Ltd.	6,300	1,240,563
NHPC, Ltd.	1,887,800	592,923
NTPC, Ltd.	1,957,692	3,251,654
Oberoi Realty, Ltd.	69,496	495,351
Oil & Natural Gas Corp., Ltd.	393,263	731,729
Omaxe, Ltd.	79,785	215,727
Oracle Financial Services Software, Ltd.(1)	8,100	358,599

Security	Shares	Value
Petronet LNG, Ltd.	111,100	$407,887
Phoenix Mills, Ltd. (The)	30,232	299,723
Piramal Enterprises, Ltd.	43,598	1,003,590
Power Grid Corporation of India, Ltd.	1,232,100	3,469,446
Reliance Communications, Ltd.(1)	4,956,415	55,988
Reliance Industries, Ltd.	473,937	8,931,264
Reliance Infrastructure, Ltd.	171,400	69,528
Siemens, Ltd.	72,300	1,544,724
State Bank of India GDR(1)(6)	23,880	917,353
Sun Pharmaceutical Industries, Ltd.	372,200	2,053,939
Tata Chemicals, Ltd.	58,600	490,765
Tata Communications, Ltd.	167,800	897,567
Tata Consultancy Services, Ltd.	129,385	3,829,227
Tata Global Beverages, Ltd.	58,700	228,803
Tata Motors, Ltd.(1)	232,316	385,435
Tata Power Co., Ltd. (The)	1,002,648	882,788
Tata Steel, Ltd.	120,340	615,361
Tech Mahindra, Ltd.	76,867	777,101
Titan Co., Ltd.	114,848	2,066,953
UltraTech Cement, Ltd.	29,291	1,796,963
United Spirits, Ltd.(1)	107,665	1,012,799
UPL, Ltd.	139,381	1,183,152
Vedanta, Ltd.	587,914	1,278,890
Vodafone Idea, Ltd.(1)	2,831,552	254,017
Voltas, Ltd.	93,385	898,235
Wipro, Ltd.	243,518	825,552
Zee Entertainment Enterprises, Ltd.	557,395	2,081,622

		$127,550,438

Indonesia — 3.0%
Adaro Energy Tbk PT	17,512,400	$1,592,149
AKR Corporindo Tbk PT	2,292,700	613,509
Alam Sutera Realty Tbk PT(1)	12,514,600	255,645
Aneka Tambang Tbk	8,587,500	589,484
Astra Argo Lestari Tbk PT	654,000	496,554
Astra International Tbk PT	14,916,500	6,935,262
Bank Central Asia Tbk PT	3,039,300	6,497,925
Bank Danamon Indonesia Tbk PT	1,365,081	456,951
Bank Mandiri Persero Tbk PT	5,829,800	2,867,423
Bank Negara Indonesia Persero Tbk PT	2,456,800	1,271,374
Bank Pan Indonesia Tbk PT(1)	3,629,372	341,135
Bank Rakyat Indonesia Persero Tbk PT	15,568,700	4,520,600
Bukit Asam Tbk PT	4,892,300	779,194
Bumi Serpong Damai Tbk PT(1)	8,439,700	826,583
Charoen Pokphand Indonesia Tbk PT	2,941,900	1,108,848
Ciputra Development Tbk PT	7,986,900	593,867
Gudang Garam Tbk PT	276,100	1,018,696
Hanson International Tbk PT(1)	110,720,800	717,409
Indah Kiat Pulp & Paper Corp. Tbk PT	2,136,200	974,886
Indo Tambangraya Megah Tbk PT	789,800	690,201
Indocement Tunggal Prakarsa Tbk PT	1,409,600	1,857,631
Indofood CBP Sukses Makmur Tbk PT	1,367,200	1,158,570
Indofood Sukses Makmur Tbk PT	2,312,500	1,253,907
Jasa Marga (Persero) Tbk PT	3,247,500	1,304,360

Security	Shares	Value
Kalbe Farma Tbk PT	26,757,600	$3,153,880
Lippo Karawaci Tbk PT(1)	82,168,600	1,365,776
Mitra Keluarga Karyasehat Tbk PT	935,900	178,587
Pakuwon Jati Tbk PT	14,341,600	671,840
Perusahaan Gas Negara Tbk PT	10,557,200	1,562,010
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,674,800	332,863
PP Persero Tbk PT	4,793,002	575,597
Semen Indonesia Persero Tbk PT	2,390,700	1,943,677
Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	19,375
Summarecon Agung Tbk PT	3,982,700	324,121
Telekomunikasi Indonesia Persero Tbk PT	24,029,600	7,256,720
Unilever Indonesia Tbk PT	533,700	1,747,615
United Tractors Tbk PT	1,706,100	2,472,973
Vale Indonesia Tbk PT(1)	4,748,000	1,173,852
Waskita Karya Persero Tbk PT	1,713,400	199,117
Wijaya Karya Persero Tbk PT	4,794,600	650,069

		$62,350,235

Jordan — 0.8%
Al-Eqbal Investment Co. PLC(1)	96,721	$1,636,588
Arab Bank PLC	943,722	7,599,785
Arab Potash Co. PLC	67,492	1,798,227
Bank of Jordan	244,874	728,834
Cairo Amman Bank	262,208	373,626
Capital Bank of Jordan	359,814	526,930
Jordan Ahli Bank	379,324	502,302
Jordan Islamic Bank	211,513	813,883
Jordan Kuwait Bank	51,749	202,942
Jordan Petroleum Refinery	325,755	1,476,622
Jordan Telecommunications Co.	219,883	459,689
Jordanian Electric Power Co.	432,333	755,271

		$16,874,699

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	183,389	$2,231,630
KAZ Minerals PLC	811,711	4,328,822
Kcell JSC GDR(6)	522,669	2,862,505
Nostrum Oil & Gas PLC(1)	494,453	76,014

		$9,498,971

Kenya — 0.7%
ARM Cement, Ltd.(1)(3)	1,677,000	$0
Bamburi Cement Co., Ltd.	460,041	412,460
Barclays Bank of Kenya, Ltd.	4,319,920	478,292
British American Tobacco Kenya, Ltd.	26,700	124,326
Centum Investment Co., Ltd.	1,020,080	306,174
Co-operative Bank of Kenya, Ltd. (The)	4,853,092	550,590
Diamond Trust Bank Kenya, Ltd.	436,900	479,316
East African Breweries, Ltd.	1,968,040	3,638,345
Equity Group Holdings PLC	5,584,500	2,010,339

Security	Shares	Value
KCB Group, Ltd.	4,698,460	$1,903,103
Kenya Airways PLC(1)	599,600	14,596
Kenya Electricity Generating Co. PLC	1,875,100	106,159
Kenya Power & Lighting, Ltd.(1)	5,995,293	167,100
Nation Media Group PLC	442,376	175,702
NIC Group PLC	938,272	272,200
Safaricom PLC	17,581,500	4,654,142
Standard Chartered Bank Kenya, Ltd.	229,478	441,398

		$15,734,242

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,187,939	$2,805,523
Ahli United Bank	365,176	374,503
Al-Mazaya Holding Co. KSCP(1)	1,077,409	198,019
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	318,577
Boubyan Petrochemicals Co. KSCP	856,693	2,151,003
Burgan Bank SAK	478,308	498,050
Commercial Bank of Kuwait KSCP	1,268,314	2,078,485
Commercial Real Estate Co. KSCC	1,313,483	397,153
Gulf Bank KSCP	844,008	770,691
Gulf Cable & Electrical Industries Co. KSCP	165,000	255,513
Humansoft Holding Co. KSC	74,234	761,558
Kuwait Finance House KSCP	1,787,248	3,962,880
Kuwait International Bank KSCP	354,432	315,563
Kuwait Portland Cement Co. KSC	185,480	671,609
Kuwait Projects Co. Holdings KSC	382,496	276,254
Kuwait Real Estate Co. KSC(1)	1,853,758	488,922
Mabanee Co. SAKC	682,413	1,713,857
Mezzan Holding Co. KSCC	217,400	412,538
Mobile Telecommunications Co.	2,686,447	4,745,406
National Bank of Kuwait SAK	2,007,176	6,248,907
National Industries Group Holding SAK	1,513,863	1,119,134
National Investment Co.	645,000	264,702
National Real Estate Co. KPSC(1)	1,104,059	284,095
Qurain Petrochemical Industries Co.	597,995	619,802
Salhia Real Estate Co. KSCP	243,824	267,766
Sultan Center Food Products Co.(1)	1,062,766	150,083
VIVA Kuwait Telecom Co.	209,914	508,788

		$32,659,381

Latvia — 0.0%(4)
Grindeks	12,000	$158,509

		$158,509

Lebanon — 0.0%(4)
Bank Audi SAL GDR(6)	15,000	$57,300

		$57,300

Lithuania — 0.2%
Apranga PVA	363,680	$786,718

Security	Shares	Value
Energijos Skirstymo Operatorius AB	370,141	$281,704
Klaipedos Nafta AB	1,576,663	653,777
Panevezio Statybos Trestas(1)	323,592	257,467
Pieno Zvaigzdes	94,000	95,262
Rokiskio Suris	177,000	455,066
Siauliu Bankas	1,784,952	993,173

		$3,523,167

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$354,569
Alliance Bank Malaysia Bhd	330,800	225,185
AMMB Holdings Bhd	276,900	273,689
Astro Malaysia Holdings Bhd	599,200	208,973
Axiata Group Bhd	1,685,875	1,731,450
Batu Kawan Bhd	100,300	375,568
Berjaya Corp. Bhd(1)	2,573,043	150,534
Berjaya Sports Toto Bhd	468,894	295,467
Boustead Holdings Bhd	577,500	139,176
British American Tobacco Malaysia Bhd	62,600	283,036
Bumi Armada Bhd(1)	4,001,700	310,447
Bursa Malaysia Bhd	203,000	295,769
Capitaland Malaysia Mall Trust	1,763,200	454,748
CIMB Group Holdings Bhd	641,366	770,569
Datasonic Group Bhd	1,594,400	348,652
Dialog Group Bhd	2,846,250	2,309,904
Digi.com Bhd	1,360,900	1,543,479
Eco World Development Group Bhd(1)	738,100	114,606
Fraser & Neave Holdings Bhd	45,500	379,026
Gamuda Bhd	1,487,900	1,314,628
Genting Bhd	1,560,000	2,139,569
Genting Malaysia Bhd	2,380,000	1,724,422
Genting Plantations Bhd	158,200	373,822
Globetronics Technology Bhd	839,766	413,242
Hartalega Holdings Bhd	1,018,200	1,276,269
Hong Leong Bank Bhd	108,500	423,920
Hong Leong Financial Group Bhd	66,200	256,957
IGB Real Estate Investment Trust	1,938,000	944,304
IHH Healthcare Bhd	1,909,800	2,590,021
IJM Corp. Bhd	1,497,540	783,069
Inari Amertron Bhd	3,678,750	1,601,255
IOI Corp. Bhd	852,068	901,376
IOI Properties Group Bhd	1,405,284	382,641
KLCCP Stapled Group	443,600	854,775
KNM Group Bhd(1)	6,064,375	543,343
Kossan Rubber Industries	430,700	440,254
KPJ Healthcare Bhd	1,612,800	341,016
Kuala Lumpur Kepong Bhd	173,350	955,695
LBS Bina Group Bhd	1,814,340	214,609

Security	Shares	Value
Magnum Bhd	617,940	$417,603
Mah Sing Group Bhd	1,024,700	183,564
Malakoff Corp. Bhd	749,800	153,970
Malayan Banking Bhd	728,486	1,480,085
Malaysian Resources Corp. Bhd	853,000	149,821
Maxis Bhd	1,038,600	1,388,815
MISC Bhd	314,240	586,342
MMC Corp. Bhd	662,000	167,624
Muhibbah Engineering (M) Bhd	1,581,000	910,785
My EG Services Bhd	8,886,600	2,972,698
Nestle Malaysia Bhd	18,600	646,930
Pavilion Real Estate Investment Trust	771,100	333,196
Petronas Chemicals Group Bhd	1,596,500	2,872,645
Petronas Dagangan Bhd	525,700	2,963,066
Petronas Gas Bhd	268,500	1,050,187
PPB Group Bhd	210,760	912,442
Press Metal Aluminium Holdings Bhd	1,760,800	2,000,532
Public Bank Bhd	347,998	1,668,355
QL Resources Bhd	339,170	583,731
RHB Bank Bhd	233,159	314,122
Silverlake Axis, Ltd.	1,586,300	528,438
Sime Darby Bhd	1,019,709	547,896
Sime Darby Plantation Bhd	1,019,709	1,150,995
Sime Darby Property Bhd	1,019,709	204,459
SP Setia Bhd Group	2,202,360	715,441
Sunway Bhd	1,376,820	565,788
Sunway Real Estate Investment Trust	1,041,600	477,545
Supermax Corp. Bhd	698,000	266,882
Ta Ann Holdings Bhd	427,078	225,494
Telekom Malaysia Bhd	904,100	777,679
Tenaga Nasional Bhd	1,146,131	3,734,231
Top Glove Corp. Bhd	1,171,400	1,245,455
UEM Sunrise Bhd(1)	940,900	149,447
UMW Holdings Bhd	549,600	640,008
UOA Development Bhd	377,700	180,422
Velesto Energy Bhd(1)	3,181,847	250,797
VS Industry Bhd	850,875	274,423
YTL Corp. Bhd	2,679,048	588,897
YTL Power International Bhd	2,374,522	419,735

		$63,740,579

Mauritius — 0.7%
Alteo, Ltd.	901,317	$409,706
Attitude Property, Ltd.	1,092,500	411,075
CIEL, Ltd.	7,375,056	1,071,318
CIM Financial Services, Ltd.	2,411,765	483,136
ENL, Ltd.(1)	1,075,117	806,819
IBL, Ltd.	309,981	482,814
Lavastone, Ltd.	2,649,077	194,921
MCB Group, Ltd.	892,206	7,287,769

Security	Shares	Value
Phoenix Beverages, Ltd.	33,742	$505,937
Rogers & Co., Ltd.	608,300	653,305
SBM Holdings, Ltd.	12,882,557	2,012,436
Sun, Ltd., Class A	100,851	75,861
Terra Mauricia, Ltd.	506,473	276,736
United Basalt Products, Ltd.	187,150	686,812

		$15,358,645

Mexico — 5.9%
Alfa SAB de CV, Series A	4,369,320	$3,852,547
Alsea SAB de CV(1)	1,398,400	3,259,674
America Movil SAB de CV, Series L	23,373,890	17,364,003
Arca Continental SAB de CV	213,000	1,154,802
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	823,264
Bolsa Mexicana de Valores SAB de CV	580,800	1,096,321
Cemex SAB de CV, Series CPO	12,220,018	4,755,738
Coca-Cola Femsa SAB de CV, Series L	192,600	1,171,567
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	364,047
El Puerto de Liverpool SAB de CV	262,181	1,436,190
Empresas ICA SAB de CV(1)(3)	2,075,736	0
Fibra Uno Administracion SA de CV	2,059,767	3,017,526
Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	10,438,575
Genomma Lab Internacional SAB de CV(1)	2,039,300	1,968,616
Gentera SAB de CV	1,093,062	906,177
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	855,703
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	3,578,725
Grupo Aeroportuario del Sureste SAB de CV, Class B	260,494	3,971,695
Grupo Bimbo SAB de CV, Series A	1,312,108	2,393,630
Grupo Carso SAB de CV, Series A1	934,800	2,742,724
Grupo Comercial Chedraui SA de CV	56,308	88,226
Grupo Elektra SAB de CV	106,089	7,515,578
Grupo Financiero Banorte SAB de CV, Class O	1,860,500	10,027,505
Grupo Financiero Inbursa SAB de CV, Class O	2,703,916	3,446,006
Grupo Mexico SAB de CV, Series B	3,564,135	8,356,771
Grupo Televisa SAB, Series CPO	3,784,671	7,416,298
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	973,530	1,085,318
Industrias CH SAB de CV, Series B(1)	194,112	806,587
Industrias Penoles SAB de CV	112,429	1,498,370
Infraestructura Energetica Nova SAB de CV	250,400	996,448
Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,273,586
Megacable Holdings SAB de CV, Series CPO	40,500	163,137
Minera Frisco SAB de CV(1)	873,200	171,242
Nemak SAB de CV(5)	325,400	146,755
Orbia Advance Corp. SAB de CV	1,247,467	2,445,121
Organizacion Soriana SAB de CV, Class B	166,700	220,476
Promotora y Operadora de Infraestructura SAB de CV	352,255	3,150,017
Telesites SAB de CV(1)	2,243,364	1,483,526
Ternium SA ADR	40,022	768,022
Wal-Mart de Mexico SAB de CV, Series V	2,523,064	7,478,160

		$123,688,673

Security	Shares	Value
Morocco — 0.7%
Attijariwafa Bank	55,983	$2,755,531
Banque Centrale Populaire	42,994	1,182,303
BMCE Bank	36,165	712,226
Cosumar	49,943	1,076,339
Delta Holding SA	35,000	118,726
Douja Promotion Groupe Addoha SA	372,601	363,454
Label Vie	2,568	700,813
LafargeHolcim Maroc SA	10,232	1,785,829
Lesieur Cristal	38,360	673,175
Managem SA	8,618	658,758
Maroc Telecom	182,371	2,657,379
Marocaine Pour Le Commerce et L’Industrie Banque	3,030	200,100
Samir(1)(3)	19,247	0
Societe d’Exploitation des Ports	28,600	528,053
Sonasid	2,314	58,899
TAQA Morocco SA	13,288	1,213,794
Wafa Assurance	716	266,764

		$14,952,143

Nigeria — 0.7%
Access Bank PLC	32,908,148	$697,456
Afriland Properties PLC(1)(3)	1,223,812	0
Dangote Cement PLC	4,680,691	1,955,990
Dangote Sugar Refinery PLC	4,385,654	133,029
Ecobank Transnational, Inc.(1)	12,099,560	267,703
FBN Holdings PLC	55,335,508	838,235
Flour Mills of Nigeria PLC	2,929,523	116,892
Forte Oil PLC	2,086,402	93,115
Guaranty Trust Bank PLC	29,136,638	2,343,144
Guiness Nigeria PLC	1,245,140	115,568
Lafarge Africa PLC(1)	6,063,228	265,160
Lekoil, Ltd.(1)	1,110,205	59,219
Nestle Nigeria PLC	496,712	1,912,507
Nigerian Breweries PLC	9,809,462	1,350,367
Oando PLC(1)	14,592,401	149,615
SEPLAT Petroleum Development Co. PLC(5)	728,540	1,030,525
Stanbic IBTC Holdings PLC	3,126,624	336,447
Transnational Corp. of Nigeria PLC	22,334,373	62,229
Unilever Nigeria PLC	2,074,728	152,519
United Bank for Africa PLC	44,535,174	752,815
Zenith Bank PLC	35,666,195	1,834,421

		$14,466,956

Oman — 0.7%
Al Maha Petroleum Products Marketing Co., LLC	36,500	$75,079
Bank Dhofar SAOG	2,283,543	804,841
Bank Muscat SAOG	2,986,059	3,411,343
Bank Nizwa SAOG(1)	941,624	224,919

Security	Shares	Value
Dhofar International Development & Investment Holding SAOG(1)	332,227	$250,302
HSBC Bank Oman SAOG	1,406,377	470,735
National Bank of Oman SAOG	2,801,885	1,352,822
Oman Cables Industry SAOG	192,264	373,134
Oman Cement Co. SAOG	956,735	546,769
Oman Flour Mills Co. SAOG	543,700	926,196
Oman Telecommunications Co. SAOG	1,348,933	2,057,984
Ominvest	813,509	730,474
Ooredoo	1,187,078	1,616,322
Raysut Cement Co. SAOG	309,576	273,544
Renaissance Services SAOG(1)	1,561,017	1,118,046
Sembcorp Salalah Power & Water Co.	554,425	184,199
Shell Oman Marketing Co. SAOG	66,100	180,631
Sohar International Bank SAOG	3,976,382	1,145,752

		$15,743,092

Pakistan — 0.6%
Bank Alfalah, Ltd.	1,623,333	$430,220
Engro Corp., Ltd.	448,267	770,958
Engro Fertilizers, Ltd.	845,500	367,920
Engro Foods, Ltd.(1)	380,600	140,412
Fauji Cement Co., Ltd.	1,178,000	100,611
Fauji Fertilizer Bin Qasim, Ltd.	841,000	80,217
Fauji Fertilizer Co., Ltd.	902,614	540,165
Habib Bank, Ltd.	915,433	689,648
Hascol Petroleum, Ltd.	210,072	27,274
Hub Power Co., Ltd. (The)	3,237,422	1,470,639
Indus Motor Co., Ltd.	46,360	286,693
International Steels, Ltd.	486,900	123,279
K-Electric, Ltd.(1)	10,456,000	237,760
Kot Addu Power Co., Ltd.	1,347,500	288,847
Lucky Cement, Ltd.	270,250	591,073
Maple Leaf Cement Factory, Ltd.	567,750	53,529
Mari Petroleum Co., Ltd.	32,111	185,048
MCB Bank, Ltd.	941,025	1,028,426
Millat Tractors, Ltd.	101,846	456,349
National Bank of Pakistan(1)	1,144,026	212,943
Nishat Mills, Ltd.	1,279,280	680,767
Oil & Gas Development Co., Ltd.	568,127	451,280
Packages, Ltd.	93,450	178,408
Pak Elektron, Ltd.(1)	1,445,000	156,147
Pakistan Petroleum, Ltd.	1,491,432	1,297,355
Pakistan State Oil Co., Ltd.	277,183	278,350
Searle Co., Ltd. (The)	366,996	322,855
SUI Northern Gas Pipelines, Ltd.	1,204,775	477,926
SUI Southern Gas Co., Ltd.(1)	1,163,733	129,259
Thal, Ltd.	75,050	114,390
United Bank, Ltd.	758,625	672,246

		$12,840,994

Security	Shares	Value
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$1,435,680
Copa Holdings SA, Class A	42,508	4,197,665

		$5,633,345

Peru — 1.5%
Alicorp SAA	1,241,534	$3,425,887
Cementos Pacasmayo SAA	174,644	307,284
Cia de Minas Buenaventura SA ADR	280,456	4,257,322
Credicorp, Ltd.	62,296	12,984,978
Enel Generacion Peru SAA	1,767,286	1,295,195
Ferreycorp SAA	1,301,883	815,053
Grana y Montero SAA(1)	1,140,073	554,764
Minsur SA	796,651	342,742
Nexa Resources Peru SAA	371,205	351,347
Sociedad Minera Cerro Verde SAA	22,281	401,058
Southern Copper Corp.	181,855	6,206,711

		$30,942,341

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	1,284,350	$1,314,583
Aboitiz Power Corp.	2,877,500	2,127,703
Alliance Global Group, Inc.	2,897,300	609,151
Altus San Nicolas Corp.(1)	22,835	0
Ayala Corp.	152,238	2,599,788
Ayala Land, Inc.	3,393,708	3,238,959
Ayala Land, Inc., PFC Shares(3)	3,534,608	0
Bank of the Philippine Islands	1,056,153	1,895,501
BDO Unibank, Inc.	1,052,919	2,904,920
Bloomberry Resorts Corp.	8,550,000	1,790,535
CEMEX Holdings Philippines, Inc.(1)(5)	3,723,800	187,516
Century Pacific Food, Inc.	1,007,500	273,102
Cosco Capital, Inc.	1,868,100	235,195
D&L Industries, Inc.	4,542,000	779,912
DMCI Holdings, Inc.	2,556,500	409,949
Emperador, Inc.(1)	1,396,500	191,291
Filinvest Land, Inc.	9,742,546	295,124
First Gen Corp.	1,826,760	867,177
First Philippine Holdings Corp.	403,650	625,408
Global Ferronickel Holdings, Inc.(1)	7,533,659	239,810
Globe Telecom, Inc.	48,375	1,707,960
GT Capital Holdings, Inc.	36,925	600,081
International Container Terminal Services, Inc.	456,200	1,061,600

Security	Shares	Value
JG Summit Holdings, Inc.	1,726,150	$2,414,159
Jollibee Foods Corp.	824,340	3,531,762
Lopez Holdings Corp.	5,403,900	457,736
LT Group, Inc.	1,987,400	534,393
Manila Electric Co.	464,684	3,315,127
Manila Water Co.	908,100	353,778
Megaworld Corp.	8,043,300	678,355
Metro Pacific Investments Corp.	8,066,300	774,666
Metropolitan Bank & Trust Co.	1,006,867	1,329,806
Nickel Asia Corp.	16,433,888	1,255,671
Petron Corp.	2,395,000	231,101
PLDT, Inc.	151,550	3,321,562
Puregold Price Club, Inc.	1,964,200	1,479,510
Robinsons Land Corp.	1,186,015	560,999
Robinsons Retail Holdings, Inc.	744,890	1,135,759
San Miguel Corp.	299,500	991,433
Security Bank Corp.	189,530	720,613
Semirara Mining & Power Corp.	3,919,320	1,724,642
SM Investments Corp.	287,880	5,394,655
SM Prime Holdings, Inc.	6,401,850	4,595,519
Universal Robina Corp.	1,454,270	4,376,262
Vista Land & Lifescapes, Inc.	4,667,200	695,185

		$63,827,958

Poland — 2.8%
Alior Bank SA(1)	53,274	$515,950
AmRest Holdings SE(1)	244,410	2,733,135
Asseco Poland SA	300,227	3,824,473
Bank Handlowy w Warszawie SA	38,385	492,898
Bank Millennium SA(1)	513,633	731,349
Bank Polska Kasa Opieki SA	103,885	2,651,928
Boryszew SA(1)	315,000	345,772
Budimex SA	50,276	1,569,848
CCC SA(2)	27,466	948,191
CD Projekt SA	49,801	3,030,119
Ciech SA(1)	40,900	344,117
Cyfrowy Polsat SA	418,326	2,755,183
Enea SA(1)	145,490	312,012
Energa SA(1)	389,300	621,091
Eurocash SA	188,203	985,179
Globe Trade Centre SA	183,554	434,855
Grupa Azoty SA(1)	31,054	262,107

Security	Shares	Value
Grupa Lotos SA	75,020	$1,657,164
ING Bank Slaski SA	15,900	791,164
Jastrzebska Spolka Weglowa SA	141,722	770,509
KGHM Polska Miedz SA(1)	162,911	3,251,694
KRUK SA	14,083	531,571
LPP SA	1,852	3,976,569
Lubelski Wegiel Bogdanka SA	10,688	95,933
mBank SA(1)	10,853	940,660
Netia SA(1)	284,937	317,913
Orange Polska SA(1)	1,509,545	2,079,920
PGE SA(1)	1,925,400	3,837,513
Polski Koncern Naftowy ORLEN SA	215,147	5,296,049
Polskie Gornictwo Naftowe i Gazownictwo SA	1,478,031	1,732,056
Powszechna Kasa Oszczednosci Bank Polski SA	533,768	5,232,531
Powszechny Zaklad Ubezpieczen SA	355,674	3,317,799
Santander Bank Polska SA	19,704	1,540,353
Tauron Polska Energia SA(1)	2,458,454	949,030

		$58,876,635

Qatar — 1.5%
Aamal Co. QSC	970,220	$185,669
Al Meera Consumer Goods Co.	64,060	270,754
Barwa Real Estate Co.	1,964,990	1,799,485
Commercial Bank PSQC (The)	696,150	821,105
Doha Bank QPSC	468,201	328,988
Gulf International Services QSC(1)	697,440	335,957
Gulf Warehousing Co.	329,000	451,118
Industries Qatar	1,202,850	3,590,981
Masraf Al Rayan QSC	1,284,608	1,241,532
Mazaya Qatar Real Estate Development QSC	1,379,460	277,671
Medicare Group	133,820	279,614
Ooredoo QPSC	1,303,300	2,572,550
Qatar Electricity & Water Co. QSC	604,150	2,549,758
Qatar Gas Transport Co., Ltd.	3,407,120	2,246,365
Qatar Insurance Co.	623,960	571,309
Qatar International Islamic Bank	109,238	266,587
Qatar Islamic Bank	406,459	1,734,467
Qatar National Bank QPSC	1,851,140	9,770,157
Qatar National Cement Co. QSC	133,280	223,260
Qatar Navigation QSC	356,890	642,652
United Development Co. QSC	1,975,740	718,123
Vodafone Qatar QSC	2,046,520	698,761

		$31,576,863

Romania — 0.8%
Antibiotice SA	1,843,129	$216,173
Banca Transilvania SA	8,590,388	4,734,388
BRD-Groupe Societe Generale SA	540,380	1,777,356
OMV Petrom SA	32,650,322	3,170,148

Security	Shares	Value
Societatea Energetica Electrica SA	487,300	$1,236,854
Societatea Nationala de Gaze Naturale ROMGAZ SA	243,335	2,066,263
Societatea Nationala Nuclearelectrica SA	322,130	986,302
Transelectrica SA	247,700	1,171,831
Transgaz SA Medias	11,088	929,607

		$16,288,922

Russia — 5.9%
Aeroflot PJSC	180,750	$288,891
Alrosa PJSC	1,453,700	1,668,633
Etalon Group PLC GDR(6)	78,319	148,720
Evraz PLC	192,475	1,107,803
Federal Grid Co. Unified Energy System PJSC	435,650,600	1,237,676
Gazprom PJSC ADR	2,056,796	14,177,809
Globaltrans Investment PLC GDR(6)(7)	23,606	203,012
Globaltrans Investment PLC GDR(6)(7)	236,017	2,031,829
Inter RAO UES PJSC	28,782,001	1,980,682
Lukoil PJSC ADR	145,396	12,010,035
Magnitogorsk Iron & Steel Works PJSC	1,254,700	755,143
Mail.ru Group, Ltd. GDR(1)(6)	120,185	2,512,576
MMC Norilsk Nickel PJSC ADR(7)	2,948	75,439
MMC Norilsk Nickel PJSC ADR(7)	361,209	9,241,800
Mobile TeleSystems PJSC	1,018,103	4,163,362
Moscow Exchange MICEX-RTS PJSC	1,089,630	1,588,509
Mosenergo PJSC	12,772,962	441,292
Novatek PJSC GDR(6)	33,828	6,853,499
Novolipetsk Steel PJSC GDR	64,899	1,409,367
PhosAgro PJSC GDR(6)	78,880	1,007,317
PIK Group PJSC	113,450	700,308
Polymetal International PLC	147,369	2,069,824
QIWI PLC ADR	57,000	1,251,150
Rosneft Oil Co. PJSC GDR(6)	504,820	3,234,429
Rosseti PJSC	30,609,873	581,391
Rostelecom PJSC	554,268	672,068
Rostelecom PJSC ADR	31,284	229,468
RusHydro PJSC	171,530,952	1,376,252
Sberbank of Russia PJSC	4,711,740	16,506,127
Severstal PJSC GDR(6)	140,101	2,009,790
Sistema PJSFC	3,087,600	605,465
Sistema PJSFC GDR(6)	136,806	528,345

Security	Shares	Value
Surgutneftegas PJSC ADR	384,793	$2,060,337
Surgutneftegas PJSC ADR, PFC Shares	73,700	418,616
Surgutneftegas PJSC, PFC Shares	2,861,117	1,650,049
Tatneft PJSC ADR	102,315	6,490,882
Transneft PJSC, PFC Shares	833	1,932,104
Unipro PJSC	7,701,000	315,625
United Wagon Co. PJSC(1)	23,700	129,847
VEON, Ltd. ADR	471,930	1,132,632
VTB Bank PJSC GDR(6)	486,602	629,719
X5 Retail Group NV GDR(6)	226,978	7,936,737
Yandex NV, Class A(1)	232,700	8,146,827

		$123,511,386

Saudi Arabia — 3.3%
Abdullah Al Othaim Markets Co.	51,043	$1,124,862
Advanced Petrochemical Co.	22,110	286,069
Al Babtain Power & Telecommunication Co.	16,768	112,337
Al Hammadi Co. for Development and Investment(1)	86,192	509,984
Al Rajhi Bank	167,295	2,825,439
Alandalus Property Co.	155,313	613,644
Aldrees Petroleum and Transport Services Co.	53,394	679,784
Alinma Bank	90,717	543,222
Almarai Co. JSC	292,135	3,877,161
Arab National Bank	30,500	194,744
Arriyadh Development Co.	182,126	731,199
Bank Al-Jazira	74,855	269,749
Bank AlBilad	48,187	339,833
Banque Saudi Fransi	42,651	367,655
Batic Investments and Logistic Co.(1)	28,296	245,785
Bawan Co.(1)	29,236	115,335
Co. for Cooperative Insurance (The)(1)	16,075	290,787
Dallah Healthcare Co.	66,529	863,692
Dar Al Arkan Real Estate Development Co.(1)	1,070,448	3,404,589
Dur Hospitality Co.	23,004	125,634
Emaar Economic City(1)	831,534	2,198,405
Etihad Etisalat Co.(1)	270,707	1,741,124
Fawaz Abdulaziz Al Hokair & Co.(1)	94,697	651,495
Herfy Food Services Co.	12,431	173,121
Jarir Marketing Co.	83,746	3,525,659
Leejam Sports Co. JSC	29,620	643,618
Middle East Healthcare Co.(1)	123,320	854,722
Mobile Telecommunications Co. Saudi Arabia(1)	186,447	594,887
Mouwasat Medical Services Co.	72,906	1,705,860
National Agriculture Development Co. (The)(1)	38,301	269,769
National Commercial Bank	144,849	1,779,142
National Gas & Industrialization Co.	60,724	483,082
National Industrialization Co.(1)	65,180	231,780
National Medical Care Co.	25,900	374,524
Rabigh Refining & Petrochemical Co.(1)	184,300	976,058
Riyad Bank	146,137	950,133
Riyad REIT Fund	60,724	129,769

Security	Shares	Value
Sahara International Petrochemical Co.	81,973	$393,353
Samba Financial Group	134,288	1,024,482
Saudi Airlines Catering Co.	52,055	1,214,950
Saudi Arabian Fertilizer Co.	34,233	733,133
Saudi Arabian Mining Co.(1)	82,819	1,004,485
Saudi Automotive Services Co.	97,264	538,851
Saudi Basic Industries Corp.	129,905	3,188,029
Saudi British Bank (The)	39,269	318,834
Saudi Cement Co.	15,800	300,363
Saudi Ceramic Co.(1)	42,675	289,219
Saudi Chemical Co. Holding	72,268	500,796
Saudi Co. for Hardware CJSC	21,276	360,108
Saudi Electricity Co.	1,349,798	7,665,757
Saudi Ground Services Co.	148,286	1,299,459
Saudi Industrial Investment Group	49,800	306,750
Saudi Industrial Services Co.	58,231	236,477
Saudi Kayan Petrochemical Co.(1)	144,700	393,297
Saudi Public Transport Co.(1)	89,877	395,699
Saudi Real Estate Co.(1)	60,549	196,278
Saudi Research & Marketing Group(1)	24,100	512,624
Saudi Telecom Co.	232,849	6,750,768
Saudia Dairy & Foodstuff Co.	16,637	594,329
Savola Group (The)(1)	304,694	2,506,486
Seera Group Holding	221,824	1,100,432
United Electronics Co.	38,471	749,493
United International Transportation Co.	101,921	957,665
Yanbu Cement Co.	27,200	251,543
Yanbu National Petrochemical Co.	39,763	567,636

		$69,155,948

Slovenia — 0.8%
Cinkarna Celje DD	3,106	$608,520
KRKA DD	93,464	6,355,633
Luka Koper	26,836	731,110
Petrol	11,572	4,384,063
Pozavarovalnica Sava DD	41,134	753,251
Telekom Slovenije DD	21,374	1,461,496
Zavarovalnica Triglav DD	50,969	1,713,890

		$16,007,963

South Africa — 5.4%
Absa Group, Ltd.	203,773	$2,058,084
AECI, Ltd.	108,017	684,627
African Rainbow Minerals, Ltd.	33,300	309,723
Anglo American Platinum, Ltd.	15,100	910,427
AngloGold Ashanti, Ltd.	70,634	1,306,111
AngloGold Ashanti, Ltd. ADR	79,199	1,446,966
Aspen Pharmacare Holdings, Ltd.	301,772	1,715,246
Assore, Ltd.	24,358	411,184
Astral Foods, Ltd.	26,100	253,519
AVI, Ltd.	228,000	1,237,745
Barloworld, Ltd.	463,800	3,533,606
Bid Corp., Ltd.	433,003	9,202,255
Bidvest Group, Ltd. (The)	455,103	5,736,247
Clicks Group, Ltd.	218,200	3,099,026
DataTec, Ltd.	305,900	673,875

Security	Shares	Value
Discovery, Ltd.	221,254	$1,668,191
Exxaro Resources, Ltd.	92,500	797,798
FirstRand, Ltd.	589,585	2,422,350
Foschini Group, Ltd. (The)	104,323	1,126,945
Gold Fields, Ltd.	255,380	1,273,464
Grindrod, Ltd.	350,600	104,071
Growthpoint Properties, Ltd.	1,244,700	1,900,081
Hosken Consolidated Investments, Ltd.	33,700	210,805
Hyprop Investments, Ltd.	65,400	267,110
Impala Platinum Holdings, Ltd.(1)	133,586	840,604
Imperial Logistics, Ltd.	130,900	450,726
Investec, Ltd.	156,600	824,075
JSE, Ltd.	45,700	394,916
Kumba Iron Ore, Ltd.	22,200	548,514
Liberty Holdings, Ltd.	67,700	502,230
Life Healthcare Group Holdings, Ltd.	709,548	1,062,305
Massmart Holdings, Ltd.	48,804	141,293
Momentum Metropolitan Holdings	554,133	681,675
Motus Holdings, Ltd.	130,900	594,357
Mr Price Group, Ltd.	188,400	1,970,895
MTN Group, Ltd.	1,173,530	7,466,893
MultiChoice Group(1)	74,460	579,659
Murray & Roberts Holdings, Ltd.	689,700	601,175
Nampak, Ltd.(1)	677,282	424,623
Naspers, Ltd., Class N	70,060	10,607,728
Nedbank Group, Ltd.	141,600	2,121,760
Netcare, Ltd.	659,100	762,996
Northam Platinum, Ltd.(1)	298,659	1,640,185
Oceana Group, Ltd.	53,675	246,056
Pick’n Pay Stores, Ltd.	213,731	839,449
Rand Merchant Investment Holdings, Ltd.	449,000	886,958
Redefine Properties, Ltd.	1,959,096	1,012,906
Remgro, Ltd.	194,905	2,099,616
Reunert, Ltd.	401,800	1,832,697
RMB Holdings, Ltd.	273,400	1,356,333
Sanlam, Ltd.	499,901	2,462,204
Santam, Ltd.	27,610	536,324
Sappi, Ltd.	474,287	1,174,869
Sasol, Ltd.	341,059	5,736,154
Shoprite Holdings, Ltd.	419,647	3,398,259
Sibanye Gold, Ltd.(1)	1,116,045	1,547,223
SPAR Group, Ltd. (The)	79,260	1,000,280
Standard Bank Group, Ltd.	284,319	3,280,232
Steinhoff International Holdings NV(1)	1,020,600	67,795
Telkom SA SOC, Ltd.	333,000	1,552,368
Tiger Brands, Ltd.	207,487	2,884,131
Truworths International, Ltd.	299,341	1,047,695
Vodacom Group, Ltd.	444,200	3,513,159
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,049,482
Woolworths Holdings, Ltd.	355,542	1,294,287

		$113,384,542

South Korea — 5.8%
AMOREPACIFIC Corp.	10,613	$1,245,244
AMOREPACIFIC Group	19,571	1,069,279

Security	Shares	Value
BNK Financial Group, Inc.	55,807	$334,947
Bukwang Pharmaceutical Co., Ltd.	48,120	556,622
Cell Biotech Co., Ltd.	7,242	102,486
Celltrion, Inc.(1)(2)	20,612	2,819,809
Chabiotech Co., Ltd.(1)	12,772	144,619
Cheil Worldwide, Inc.	38,050	788,527
CJ CheilJedang Corp.	3,500	685,354
CJ Corp.	7,083	485,152
CJ Corp., PFC Shares(1)	1,062	53,271
CJ ENM Co., Ltd.	1,122	158,829
CJ Logistics Corp.(1)	4,378	528,234
Daelim Industrial Co., Ltd.	6,870	596,997
Daesang Corp.	29,700	552,204
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	242,596
Daewoo Industrial Development Co., Ltd.(1)	3,501	6,717
DB Insurance Co., Ltd.	9,442	406,700
DGB Financial Group Co., Ltd.	64,880	403,879
Dong-A ST Co., Ltd.	5,069	355,889
Doosan Corp.	4,600	407,545
E-MART, Inc.	8,311	783,434
Green Cross Corp.	2,863	271,478
Green Cross Holdings Corp.	9,800	170,671
GS Engineering & Construction Corp.	30,870	850,537
GS Holdings Corp.	40,856	1,717,338
Hana Financial Group, Inc.	51,127	1,505,023
Hanjin Kal Corp.	8,977	203,573
Hanjin Transportation Co., Ltd.	10,500	272,920
Hankook Tire and Technology Co., Ltd.	27,617	743,523
Hanmi Pharm Co., Ltd.	3,160	728,132
Hanmi Science Co., Ltd.	22,491	744,005
Hanwha Chemical Corp.	65,820	987,341
Hanwha Corp.	27,900	588,258
HDC Holdings Co., Ltd.	11,087	119,486
HDC Hyundai Development Co-Engineering & Construction, Class E	15,492	425,218
Helixmith Co., Ltd.(1)(2)	8,082	447,989
Hotel Shilla Co., Ltd.	12,750	917,956
Hyosung Advanced Materials Corp.(1)	2,398	247,038
Hyosung Chemical Corp.	1,707	241,422
Hyosung Corp.	7,385	517,544
Hyosung Heavy Industries Corp.(1)	4,991	131,083
Hyosung TNC Co., Ltd.	2,316	305,910
Hyundai Department Store Co., Ltd.	5,600	365,376
Hyundai Engineering & Construction Co., Ltd.	22,703	876,910
Hyundai Glovis Co., Ltd.	7,328	954,535
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	316,390
Hyundai Mobis Co., Ltd.	12,626	2,657,052
Hyundai Motor Co.	32,990	3,693,723
Hyundai Steel Co.	18,270	593,556
Hyundai Wia Corp.	6,700	285,324
InBody Co., Ltd.	11,574	218,720
Industrial Bank of Korea	44,000	485,385
Kangwon Land, Inc.	36,658	905,198

Security	Shares	Value
KB Financial Group, Inc.	70,107	$2,502,222
KCC Corp.	1,710	311,515
Kia Motors Corp.	64,887	2,473,954
KIWOOM Securities Co., Ltd.	5,067	286,960
Korea Electric Power Corp.(1)	106,430	2,302,567
Korea Gas Corp.	15,047	497,785
Korea Investment Holdings Co., Ltd.	10,700	672,223
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	184,689
Korea Zinc Co., Ltd.	4,095	1,532,765
Korean Air Lines Co., Ltd.	18,577	355,590
Korean Reinsurance Co.	52,474	351,314
KT Corp.	16,507	378,468
KT&G Corp.	47,796	4,216,817
Kumho Petrochemical Co., Ltd.	4,900	293,010
LG Chem, Ltd.	12,024	3,006,582
LG Corp.	28,377	1,659,718
LG Display Co., Ltd.(1)	33,200	392,741
LG Electronics, Inc.	9,019	507,748
LG Hausys, Ltd.	4,611	232,323
LG Household & Health Care, Ltd.	3,551	3,875,637
LG Uplus Corp.	278,220	3,170,173
Lotte Chemical Corp.	7,483	1,475,741
Lotte Corp.	5,150	155,926
LOTTE Fine Chemical Co., Ltd.	10,800	411,332
Lotte Shopping Co., Ltd.	4,018	432,752
LS Corp.	7,030	278,613
LS Industrial Systems Co., Ltd.	4,500	181,076
Macrogen, Inc.(1)	13,950	270,592
Medy-Tox, Inc.	2,680	806,030
Mirae Asset Daewoo Co., Ltd.	19,799	123,975
Naver Corp.	15,655	2,053,391
NCsoft Corp.	5,300	2,307,903
NH Investment & Securities Co., Ltd.	51,222	543,211
Nong Shim Co., Ltd.	1,100	229,246
Orion Corp. of Republic of Korea	7,895	648,677
Osstem Implant Co., Ltd.(1)	12,166	424,367
POSCO	20,045	3,799,687
Posco International Corp.	10,502	167,708
S-Oil Corp.	24,372	2,020,716
S1 Corp.	10,130	831,183
Samsung Biologics Co., Ltd.(1)(5)	5,364	1,376,741
Samsung C&T Corp.	7,152	535,859
Samsung Card Co., Ltd.	10,660	313,051
Samsung Electro-Mechanics Co., Ltd.	6,216	534,886
Samsung Electronics Co., Ltd.	286,409	11,726,738
Samsung Fire & Marine Insurance Co., Ltd.	6,363	1,185,577
Samsung Life Insurance Co., Ltd.	16,204	962,921
Samsung SDI Co., Ltd.	5,742	1,068,982
Samsung Securities Co., Ltd.	14,212	419,321
Seegene, Inc.(1)	19,291	329,413
Shinhan Financial Group Co., Ltd.	74,670	2,609,191
Shinsegae, Inc.	2,179	477,431
SK Chemicals Co., Ltd.	6,265	237,214
SK Discovery Co., Ltd.	5,834	107,033

Security	Shares	Value
SK Holdings Co., Ltd.	6,366	$1,085,177
SK Hynix, Inc.(2)	31,485	2,162,399
SK Innovation Co., Ltd.	39,991	5,537,651
SK Telecom Co., Ltd.	30,943	6,235,177
Woongjin Coway Co., Ltd.	15,560	1,102,204
Woori Financial Group, Inc.	20,809	216,306
Yuhan Corp.	6,029	1,150,659
Zyle Motor Sales Corp.(1)	4,895	4,911

		$121,962,717

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$377,426
Aitken Spence PLC	867,213	209,241
Ceylon Tobacco Co. PLC	96,609	605,416
Chevron Lubricants Lanka PLC	1,378,614	453,096
Commercial Bank of Ceylon PLC	4,027,971	2,183,306
DFCC Bank PLC	648,984	317,144
Dialog Axiata PLC	15,786,381	917,318
Distilleries Co. of Sri Lanka PLC	1,837,926	161,258
Hatton National Bank PLC	1,811,073	1,522,859
Hemas Holdings PLC	1,724,055	707,992
John Keells Holdings PLC	4,095,801	3,459,212
Melstacorp PLC(1)	6,203,001	1,517,318
National Development Bank PLC	1,614,929	867,262
Nations Trust Bank PLC(1)	979,263	418,206
Nestle Lanka PLC	15,593	113,644
Sampath Bank PLC	941,836	787,660
Teejay Lanka PLC	1,870,121	367,000

		$14,985,358

Taiwan — 5.9%
Advantech Co., Ltd.	35,963	$316,336
ASE Technology Holding Co., Ltd.	246,415	561,038
Asia Cement Corp.	1,183,967	1,652,437
Asia Optical Co., Inc.	114,000	287,659
Asustek Computer, Inc.	50,174	333,900
AU Optronics Corp.	1,342,000	338,973
Catcher Technology Co., Ltd.	62,100	470,104
Cathay Financial Holding Co., Ltd.	950,464	1,252,762
Cathay Real Estate Development Co., Ltd.	346,500	228,891
Chang Hwa Commercial Bank, Ltd.	704,591	491,502
Cheng Shin Rubber Industry Co., Ltd.	1,410,951	2,082,683
Chicony Electronics Co., Ltd.	161,318	475,187
China Airlines, Ltd.	940,963	275,350
China Development Financial Holding Corp.	2,849,106	848,569
China Life Insurance Co., Ltd.(1)	519,639	411,974
China Motor Corp.	1,026,930	817,280
China Petrochemical Development Corp.	1,057,199	340,450
China Steel Corp.	3,323,886	2,463,858
Chipbond Technology Corp.	134,000	248,000
Chong Hong Construction Co., Ltd.	165,761	424,795
Chunghwa Telecom Co., Ltd.	2,476,909	8,857,914
Clevo Co.	206,579	209,359
Compal Electronics, Inc.	465,000	268,281
Coretronic Corp.	169,387	203,439

Security	Shares	Value
CTBC Financial Holding Co., Ltd.	2,829,273	$1,878,034
Delta Electronics, Inc.	146,356	625,292
E.Sun Financial Holding Co., Ltd.	1,991,954	1,685,075
Elan Microelectronics Corp.	99,687	275,399
Eternal Materials Co., Ltd.	388,561	317,547
EVA Airways Corp.	2,077,486	913,726
Evergreen Marine Corp.	1,229,879	515,435
Far Eastern Department Stores, Ltd.	1,096,944	844,993
Far Eastern International Bank	1,093,249	422,876
Far Eastern New Century Corp.	2,069,313	1,908,335
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,801,594
Faraday Technology Corp.	192,000	357,643
Feng Hsin Steel Co., Ltd.	172,000	284,915
First Financial Holding Co., Ltd.	1,180,329	828,847
Formosa Chemicals & Fibre Corp.	991,278	2,771,427
Formosa Petrochemical Corp.	985,153	3,117,002
Formosa Plastics Corp.	940,724	2,865,721
Formosa Taffeta Co., Ltd.	545,000	593,766
Foxconn Technology Co., Ltd.	236,305	492,805
Fubon Financial Holding Co., Ltd.	845,833	1,214,376
Giant Manufacturing Co., Ltd.	228,093	1,551,518
Great Wall Enterprise Co., Ltd.	361,049	438,575
Highwealth Construction Corp.	325,556	523,547
Hiwin Technologies Corp.	200,088	1,744,004
Hon Hai Precision Industry Co., Ltd.	716,108	1,689,740
Hotai Motor Co., Ltd.	98,000	1,488,507
Hua Nan Financial Holdings Co., Ltd.	1,079,614	728,715
Huaku Development Co., Ltd.	187,010	482,263
IBF Financial Holdings Co., Ltd.	1,681,659	579,984
Inventec Corp.	692,179	477,459
King Yuan Electronics Co., Ltd.	198,700	223,129
Largan Precision Co., Ltd.	7,042	1,007,294
Lite-On Technology Corp.	216,048	343,223
MediaTek, Inc.	103,664	1,233,363
Mega Financial Holding Co., Ltd.	1,689,240	1,564,774
Merida Industry Co., Ltd.	392,907	2,233,429
Mitac Holdings Corp.	430,376	362,638
Nan Kang Rubber Tire Co., Ltd.	759,819	1,106,154
Nan Ya Plastics Corp.	1,539,162	3,457,460
Nanya Technology Corp.	119,165	309,517
Novatek Microelectronics Corp., Ltd.	50,479	289,686
Oriental Union Chemical Corp.	453,200	322,066
Pegatron Corp.	322,486	561,261
Phison Electronics Corp.	43,692	388,571
Pou Chen Corp.	2,168,764	2,780,167
Powertech Technology, Inc.	98,725	277,414
President Chain Store Corp.	619,120	5,787,125
Quanta Computer, Inc.	293,482	535,408
Radiant Opto-Electronics Corp.	120,350	459,638
Realtek Semiconductor Corp.	61,542	456,278
Ruentex Development Co., Ltd.	243,743	326,038
Ruentex Industries, Ltd.	697,171	1,503,917
Sanyang Motor Co., Ltd.	1,509,000	1,021,483
Shin Kong Financial Holding Co., Ltd.	3,386,665	1,024,786

Security	Shares	Value
Shin Kong Synthetic Fibers Corp.	965,996	$354,470
Simplo Technology Co., Ltd.	38,652	323,592
Sino-American Silicon Products, Inc.	120,857	319,316
SinoPac Financial Holdings Co., Ltd.	2,670,980	1,041,436
Synnex Technology International Corp.	278,558	325,784
Tainan Spinning Co., Ltd.	1,445,010	523,894
Taishin Financial Holding Co., Ltd.	1,543,382	688,778
Taiwan Business Bank	2,188,253	898,754
Taiwan Cement Corp.	1,661,492	2,122,895
Taiwan Cooperative Financial Holding Co., Ltd.	1,457,817	962,814
Taiwan Mobile Co., Ltd.	1,170,052	4,223,127
Taiwan Semiconductor Manufacturing Co., Ltd.	999,945	8,881,040
Taiwan Tea Corp.	382,711	201,619
Tatung Co., Ltd.(1)	1,214,645	665,982
Teco Electric & Machinery Co., Ltd.	989,000	797,218
Tong Yang Industry Co., Ltd.	379,826	574,109
Tripod Technology Corp.	66,979	240,803
TSRC Corp.	271,887	210,306
TTY Biopharm Co., Ltd.	307,255	783,997
Tung Ho Steel Enterprise Corp.	293,385	203,759
U-Ming Marine Transport Corp.	202,000	218,429
Uni-President Enterprises Corp.	3,855,626	9,304,179
United Microelectronics Corp.	911,361	390,789
Vanguard International Semiconductor Corp.	97,544	196,666
Walsin Lihwa Corp.	1,085,980	507,447
Wan Hai Lines, Ltd.	339,570	199,885
WPG Holdings Co., Ltd.	231,285	284,530
Yageo Corp.	35,362	280,958
YFY, Inc.	866,414	325,233
Yieh Phui Enterprise Co., Ltd.	1,118,348	328,685
Yuanta Financial Holding Co., Ltd.	2,387,289	1,424,483
Yulon Motor Co., Ltd.	512,420	324,614

		$123,984,271

Thailand — 3.0%
Advanced Info Service PCL(8)	406,300	$2,924,902
Airports of Thailand PCL(8)	1,529,100	3,738,800
AP Thailand PCL(8)	4,609,660	1,017,852
Bangkok Bank PCL(8)	143,700	815,111
Bangkok Dusit Medical Services PCL(8)	5,013,300	3,966,239
Bangkok Expressway & Metro PCL(8)	3,422,254	1,209,030
Banpu PCL(8)	695,700	268,459
BEC World PCL(1)(8)	979,400	236,927
Berli Jucker PCL(8)	497,900	858,980
Bumrungrad Hospital PCL(8)	559,800	2,341,488
Central Pattana PCL(8)	972,200	2,162,399
Charoen Pokphand Foods PCL(8)	1,061,400	911,321
CP ALL PCL(8)	1,056,500	2,804,152
Electricity Generating PCL(8)	229,400	2,692,897
Hana Microelectronics PCL(8)	1,416,900	1,310,189
Home Product Center PCL(8)	1,565,760	876,067
Indorama Ventures PCL(8)	1,028,571	1,092,444
Intouch Holdings PCL(8)	653,971	1,401,402
IRPC PCL(8)	4,225,800	508,176

Security	Shares	Value
Italian-Thai Development PCL(8)	4,014,629	$248,052
Kasikornbank PCL(8)	364,900	1,867,514
KCE Electronics PCL(8)	656,600	356,589
Kiatnakin Bank PCL(8)	306,200	660,629
Krung Thai Bank PCL(8)	1,610,225	906,347
Land & Houses PCL(6)(8)	896,600	281,314
Major Cineplex Group PCL(8)	413,100	322,948
Minor International PCL(8)	3,179,761	3,898,864
Precious Shipping PCL(1)(8)	933,750	262,280
PTT Exploration & Production PCL(8)	370,516	1,466,576
PTT Global Chemical PCL(8)	861,905	1,515,664
PTT PCL(8)	2,284,700	3,455,176
Quality House PCL(8)	9,121,583	787,944
Ratch Group PCL(8)	578,300	1,351,085
Siam Cement PCL(8)	153,811	2,051,072
Siam City Cement PCL(8)	84,087	590,598
Siam Commercial Bank PCL(8)	439,500	1,696,252
Sino-Thai Engineering & Construction PCL(8)	659,000	431,233
SVI PCL(8)	1,450,800	217,420
Thai Airways International PCL(1)(8)	1,290,500	383,806
Thai Beverage PCL(8)	2,605,700	1,668,553
Thai Oil PCL(8)	462,600	1,055,087
Thai Union Group PCL(8)	832,192	454,428
Thanachart Capital PCL(8)	210,300	392,082
Thoresen Thai Agencies PCL(8)	2,257,887	398,625
TMB Bank PCL(8)	5,321,200	273,042
Total Access Communication PCL(8)	496,800	933,779
TPI Polene PCL(8)	12,987,500	649,694
True Corp. PCL(8)	5,370,482	921,352
TTW PCL(8)	3,531,700	1,582,460
WHA Corp. PCL(8)	2,277,900	354,582

		$62,571,882

Tunisia — 0.3%
Attijari Bank	54,723	$653,353
Banque de Tunisie	160,285	409,045
Banque Internationale Arabe de Tunisie	23,438	918,403
Banque Nationale Agricole(1)	95,011	398,325
Carthage Cement(1)	469,841	192,573
Euro Cycles SA	38,028	187,830
Poulina Group	173,437	753,109
Societe d’Articles Hygieniques SA(1)	120,815	492,171
Societe Frigorifique et Brasserie de Tunis SA	162,408	1,068,628
Telnet Holding	121,453	329,137
Union Internationale de Banques SA	79,769	631,628

		$6,034,202

Turkey — 1.6%
Akbank T.A.S.(1)	858,147	$1,231,463
Aksa Akrilik Kimya Sanayii AS	262,532	453,189
Aksa Enerji Uretim AS(1)	287,982	139,092
Anadolu Efes Biracilik ve Malt Sanayii AS	157,584	610,717
Arcelik AS(1)	402,144	1,354,828
Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	549,444

Security	Shares	Value
Aygaz AS	330,198	$686,681
BIM Birlesik Magazalar AS	303,265	2,638,632
Coca-Cola Icecek AS	53,519	318,827
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,871,983	1,443,384
Enerjisa Enerji AS(5)	570,637	627,840
Enka Insaat ve Sanayi AS	525,802	526,188
Eregli Demir ve Celik Fabrikalari TAS	1,633,114	1,977,719
Ford Otomotiv Sanayi AS	110,419	1,161,418
Haci Omer Sabanci Holding AS	491,339	831,726
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	259,353	312,318
Is Gayrimenkul Yatirim Ortakligi AS(1)	2,448,816	419,750
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,222,022	481,337
KOC Holding AS	393,160	1,314,164
Koza Altin Isletmeleri AS(1)	65,992	763,697
Migros Ticaret AS(1)	66,613	244,578
Net Holding AS(1)	849,103	270,475
Petkim Petrokimya Holding AS(1)	984,649	629,105
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	217,268
Soda Sanayii AS	166,303	173,991
TAV Havalimanlari Holding AS	59,867	249,866
Tekfen Holding AS	122,106	413,679
Tofas Turk Otomobil Fabrikasi AS	203,885	731,371
Tupras-Turkiye Petrol Rafinerileri AS	152,878	3,880,795
Turk Hava Yollari AO(1)	245,786	537,865
Turk Sise ve Cam Fabrikalari AS	401,274	331,520
Turk Telekomunikasyon AS(1)	703,586	722,795
Turkcell Iletisim Hizmetleri AS	1,521,585	3,503,373
Turkiye Garanti Bankasi AS(1)	580,481	1,048,100
Turkiye Halk Bankasi AS(1)	196,917	228,393
Turkiye Is Bankasi AS, Class C(1)	408,185	452,142
Turkiye Vakiflar Bankasi TAO, Class D(1)	303,138	277,300
Ulker Biskuvi Sanayi AS(1)	120,824	420,558
Vestel Elektronik Sanayi ve Ticaret AS(1)	193,080	341,985
Yapi ve Kredi Bankasi AS(1)	422,243	179,816
Zorlu Enerji Elektrik Uretim AS(1)	1,059,238	236,106

		$32,933,495

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	1,487,826	$3,187,033
Abu Dhabi National Hotels	832,200	676,607
Agthia Group PJSC	623,000	608,910
Air Arabia PJSC(1)	6,041,100	2,054,819
Al Waha Capital PJSC	1,401,285	392,640
Aldar Properties PJSC	3,816,500	2,174,383
Arabtec Holding PJSC	1,822,819	868,224
Dana Gas PJSC	3,612,782	940,840
DP World PLC	321,636	4,495,737
Dubai Financial Market PJSC(1)	1,713,500	399,266
Dubai Investments PJSC	1,379,272	485,636
Dubai Islamic Bank PJSC	1,037,500	1,482,440
Emaar Properties PJSC	3,506,022	4,406,915
Emirates Telecommunications Group Co. PJSC	676,655	3,039,658
First Abu Dhabi Bank PJSC	1,637,154	6,714,449

Security	Shares	Value
RAK Properties PJSC(1)	1,262,100	$155,762
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	196,466

		$32,279,785

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC	958,939	$3,396,567
Bank for Investment and Development of Vietnam JSC(1)	599,090	1,018,641
Bao Viet Holdings	371,340	1,197,607
Danang Rubber JSC	277,686	280,267
Development Investment Construction Corp.	493,649	308,755
FLC Faros Construction JSC(1)	365,126	415,619
Gemadept Corp.	810,119	957,065
HAGL JSC(1)	1,003,770	194,380
Hoa Phat Group JSC(1)	3,751,138	3,552,681
KIDO Group Corp.	387,216	339,639
Kinh Bac City Development Share Holding Corp.	590,200	382,079
Masan Group Corp.(1)	575,300	1,949,415
PetroVietnam Drilling & Well Services JSC(1)	906,418	708,904
PetroVietnam Fertilizer & Chemical JSC	342,540	197,248
PetroVietnam Gas JSC	254,010	1,164,201
PetroVietnam Technical Services Corp.	705,772	593,209
SSI Securities Corp.	143,640	142,645
Vietjet Aviation JSC	230,164	1,366,592
Vietnam Construction and Import-Export JSC	304,400	346,235
Vietnam Dairy Products JSC	588,020	3,288,690
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	3	3
Vietnam National Petroleum Group	188,690	492,351
Vincom Retail JSC	170,213	243,005
Vingroup JSC(1)	1,717,244	8,871,588
Vinh Son - Song Hinh Hydropower JSC(1)	484,210	403,813

		$31,811,199

Total Common Stocks (identified cost $1,683,286,264)		$2,113,339,705

Rights (1) — 0.0%(4)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	35	$3
Euro Cycles SA, Exp. 7/1/49	1	0
Telnet Holding, Exp. 7/1/49	2	0
TMB Bank PCL, Exp. 10/24/19	3,683,681	20,475

Total Rights (identified cost $0)		$20,478

Short-Term Investments — 0.1%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%(9)	2,421,173	$2,421,173

Total Short-Term Investments (identified cost $2,421,173)		$2,421,173

Total Investments — 100.8% (identified cost $1,685,707,437)		$2,115,781,356

Other Assets, Less Liabilities — (0.8)%		$(16,064,558)

Net Assets — 100.0%		$2,099,716,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $25,210,252 and the total market value of the collateral received by the Fund was $26,684,123, comprised of cash of $2,421,173 and U.S. government and/or agencies securities of $24,262,950.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $13,596,782 or 0.6% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities is $34,117,410 or 1.6% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(9)	Represents investment of cash collateral received in connection with securities lending.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.7%	$203,575,703
United States Dollar	9.1	190,063,814
Indian Rupee	6.0	125,199,233
New Taiwan Dollar	5.9	123,984,271
Mexican Peso	5.9	122,920,651
South Korean Won	5.8	121,962,717
Brazilian Real	5.4	112,980,785
South African Rand	5.3	111,869,781
Saudi Riyal	3.3	69,155,948
Philippine Peso	3.0	63,827,958
Malaysian Ringgit	3.0	63,212,141
Indonesian Rupiah	3.0	62,350,235
Thai Baht	2.9	60,923,804
Polish Zloty	2.8	58,876,635
Euro	2.7	57,562,048
Chilean Peso	2.2	46,349,972
Kuwaiti Dinar	2.0	42,888,130
Russian Ruble	1.8	36,593,424
New Turkish Lira	1.6	32,933,495
United Arab Emirates Dirham	1.6	32,638,189
Chinese Yuan Renminbi	1.5	32,356,665
Vietnamese Dong	1.5	31,811,199
Qatari Riyal	1.5	31,576,863
Colombian Peso	1.1	23,830,746
Other currency, less than 1% each	12.2	256,336,949

Total Investments	100.8%	$2,115,781,356

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.0%	$420,531,757
Consumer Staples	11.3	236,969,473
Materials	10.8	225,987,811
Communication Services	10.4	219,177,892
Industrials	9.9	206,803,869
Energy	9.0	188,733,677
Consumer Discretionary	8.7	183,243,711
Utilities	6.4	133,979,094
Real Estate	5.1	105,903,387
Information Technology	4.6	97,439,795
Health Care	4.6	97,010,890

Total Investments	100.8%	$2,115,781,356

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at September 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$17,199,905	$945,479,308		$33,303	$962,712,516
Emerging Europe	18,303,098	322,182,402		0	340,485,500
Latin America	388,434,730	—		0	388,434,730
Middle East/Africa	3,805,573	416,559,427		1,341,959	421,706,959
Total Common Stocks	$427,743,306	$1,684,221,137	**	$1,375,262	$2,113,339,705
Rights	$3	$20,475		$—	$20,478
Short-Term Investments	2,421,173	—		—	2,421,173
Total Investments	$430,164,482	$1,684,241,612		$1,375,262	$2,115,781,356

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.